Regan Total Return Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES - 48.1%	Par	Value
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	151,644	$150,822
Accredited Mortgage Loan Trust, Series 2004-4, Class A1A, 5.09% (1 mo. Term SOFR + 0.79%), 01/25/2035	110,669	110,683
ACE Securities Corp.
Series 2006-ASL1, Class A, 4.71% (1 mo. Term SOFR + 0.39%), 02/25/2036	265,654	20,885
Series 2006-SL3, Class A1, 4.63% (1 mo. Term SOFR + 0.31%), 06/25/2036	9,097,043	77,342
Series 2006-SL4, Class A1, 4.67% (1 mo. Term SOFR + 0.35%), 09/25/2036	1,756,898	68,488
Series 2007-D1, Class A4, 6.93%, 02/25/2038 (a)(b)	409,990	348,831
Series 2007-HE5, Class A2C, 4.79% (1 mo. Term SOFR + 0.47%), 07/25/2037	6,591,153	2,076,245
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.78%, 02/25/2035 (c)	8,313	8,268
Series 2004-4, Class 3A1, 4.75%, 03/25/2035 (c)	23,588	23,232
Series 2005-10, Class 1A1, 6.02%, 01/25/2036 (c)	187,329	176,854
Series 2005-10, Class 6A21, 4.93% (1 mo. Term SOFR + 0.61%), 01/25/2036	97,151	91,267
Series 2005-3, Class 7A1, 6.09%, 07/25/2035 (c)	213,070	199,299
Series 2005-6A, Class 2A1, 5.05% (1 mo. Term SOFR + 0.73%), 11/25/2035	114,967	31,180
Series 2005-7, Class 1A1, 5.47%, 10/25/2035 (c)	152,309	110,541
Series 2005-7, Class 2A21, 4.72%, 10/25/2035 (c)	971,875	858,790
Series 2005-7, Class 5A1, 4.72%, 10/25/2035 (c)	1,853,427	1,318,582
Series 2006-1, Class 1A1, 4.70%, 03/25/2036 (c)	58,583	54,632
Aegis Asset Backed Securities Trust, Series 2004-5, Class M2, 6.26% (1 mo. Term SOFR + 1.94%), 12/25/2034	149,137	134,694
AFC Home Equity Loan Trust, Series 2000-1, Class 2A, 5.08% (1 mo. Term SOFR + 0.75%), 03/25/2030	102,723	98,686
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.00%, 06/25/2045 (a)(c)	279,095	255,637
Series 2015-6, Class A3, 3.50%, 09/25/2045 (a)(c)	308,616	285,716
American Home Mortgage Assets LLC
Series 2006-1, Class 1A1, 4.64% (1 mo. Term SOFR + 0.32%), 05/25/2046	932,598	848,936
Series 2006-2, Class 1A1, 5.36% (MTA + 0.96%), 09/25/2046	447,985	408,163
Series 2007-3, Class 11A1, 4.85% (1 mo. Term SOFR + 0.53%), 06/25/2037	150,540	145,095
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 5.23% (1 mo. Term SOFR + 1.01%), 10/25/2034	81,911	78,719
Series 2005-4, Class 1A1, 5.01% (1 mo. Term SOFR + 0.69%), 11/25/2045	1,677,102	1,507,879
Series 2007-1, Class GA1A, 4.59% (1 mo. Term SOFR + 0.27%), 05/25/2047	6,568,910	4,866,543
Series 2007-1, Class GA1C, 4.62% (1 mo. Term SOFR + 0.30%), 05/25/2047	10,915,110	6,393,103
Series 2007-1, Class GIOP, 2.08%, 05/25/2047 (d)	21,419,673	3,330,800
Series 2007-2, Class 12A1, 4.97% (1 mo. Term SOFR + 0.65%), 03/25/2037	1,004,524	377,232
Series 2007-A, Class 4A, 5.33% (1 mo. Term SOFR + 1.01%), 07/25/2046 (a)	109,975	22,877
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.99%, 04/25/2066 (a)(c)	1,103,696	943,897
Series 2021-3, Class A1, 1.07%, 05/25/2066 (a)(c)	4,143,470	3,527,437
Series 2021-4, Class A1, 1.04%, 01/20/2065 (a)(c)	4,512,415	3,803,503
Series 2021-5, Class A1, 0.95%, 07/25/2066 (a)(c)	931,760	806,317
Series 2023-1, Class A3, 4.75%, 09/26/2067 (a)(b)	198,517	196,007
Argent Securities Inc., Series 2006-W5, Class A2B, 4.63% (1 mo. Term SOFR + 0.31%), 06/25/2036	301,506	81,366
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7, Series 2006-W4, Class A2D, 4.97% (1 mo. Term SOFR + 0.65%), 05/25/2036	270,961	64,493
ASG Resecuritization Trust
Series 2011-1, Class 2H1, 6.00%, 09/28/2036 (a)(c)(e)	3,222,000	1,006,875
Series 2011-2, Class M52, 5.75%, 02/28/2036 (a)	655,714	623,056
Series 2013-2, Class 1M40, 4.75%, 12/28/2035 (a)(c)(e)	2,267,584	2,050,746
Asset Backed Funding Certificates
Series 2002-WF2, Class A2, 5.56% (1 mo. Term SOFR + 1.24%), 05/25/2032	4,613	4,611
Series 2005-WF1, Class M8, 6.31% (1 mo. Term SOFR + 1.99%), 04/25/2034	324,122	336,346
Series 2007-WMC1, Class A1A, 5.68% (1 mo. Term SOFR + 1.36%), 06/25/2037 (e)	147,102	97,547
Asset Backed Securities Corp. Home Equity
Series 2004-HE9, Class M1, 5.41% (1 mo. Term SOFR + 1.09%), 12/25/2034	230,927	215,953
Series 2005-HE2, Class M4, 5.66% (1 mo. Term SOFR + 1.34%), 02/25/2035	199,370	185,545
Banc of America Alternative Loan Trust
Series 2005-10, Class 1CB1, 4.83% (1 mo. Term SOFR + 0.51%), 11/25/2035	434,347	377,488
Series 2005-11, Class 1CB3, 5.50%, 12/25/2035	196,451	178,849
Series 2005-11, Class 1CB5, 5.50%, 12/25/2035	164,245	149,529
Series 2006-5, Class CB7, 6.00%, 06/25/2046	796,674	693,289
Series 2006-6, Class 2A10, 6.00%, 07/25/2046	432,514	363,591
Series 2006-6, Class 2A8, 6.00%, 07/25/2046	311,849	262,154
Series 2006-6, Class CB1, 5.08% (1 mo. Term SOFR + 0.76%), 07/25/2046	497,563	383,289
Series 2007-1, Class 1A1, 3.99%, 04/25/2028 (c)	279,395	256,296
Series 2007-2, Class 1A1, 5.50%, 06/25/2037	624,290	547,410
Series 2007-2, Class 3A2, 4.79% (1 mo. Term SOFR + 0.47%), 06/25/2037	124,400	89,572
Banc of America Funding Corp.
Series 2003-2, Class B1, 6.50%, 06/25/2032 (c)	144,837	139,476
Series 2004-B, Class 7M1, 5.33% (1 mo. Term SOFR + 1.01%), 12/20/2034	70,829	75,675
Series 2005-1, Class 1A6, 5.50%, 02/25/2035	37,361	36,790
Series 2005-3, Class 1A10, 5.25%, 06/25/2035	255,366	235,857
Series 2005-5, Class 3A5, 5.50%, 08/25/2035	154,850	144,530
Series 2005-6, Class 1A3, 5.75%, 10/25/2035	1,039,987	864,822
Series 2005-6, Class 1A8, 6.00%, 10/25/2035	297,565	252,357
Series 2005-8, Class 1A1, 5.50%, 01/25/2036	198,389	165,866
Series 2005-B, Class 2A1, 4.70%, 04/20/2035 (c)	28,233	25,603
Series 2005-E, Class 8A1, 5.83% (MTA + 1.43%), 06/20/2035	977,856	756,354
Series 2005-H, Class 1A1, 6.56%, 11/20/2035 (c)	185,231	176,676
Series 2006-7, Class 1A1, 4.88% (1 mo. Term SOFR + 0.56%), 09/25/2036	606,467	470,832
Series 2006-B, Class 2A1, 4.72%, 03/20/2036 (c)	36,406	31,643
Series 2006-G, Class 3A3, 6.56% (12 mo. Term SOFR + 2.47%), 07/20/2036	6,249	6,207
Series 2006-I, Class 6A1, 4.81% (1 mo. Term SOFR + 0.49%), 12/20/2046	1,243,317	1,105,539
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	43,475	37,589
Series 2007-1, Class TA1A, 4.49% (1 mo. Term SOFR + 0.17%), 01/25/2037	210,339	179,172
Series 2007-1, Class TA3A, 4.75% (1 mo. Term SOFR + 0.43%), 01/25/2037	524,461	451,883
Series 2007-2, Class 1A31, 6.00%, 03/25/2037	356,635	269,179
Series 2007-2, Class TA1B, 5.81%, 03/25/2037 (c)	48,967	49,381
Series 2007-4, Class 3A1, 4.80% (1 mo. Term SOFR + 0.48%), 06/25/2037	153,268	116,533
Series 2007-8, Class 4A1, 6.00%, 08/25/2037	80,407	66,162
Series 2007-A, Class 2A1, 4.75% (1 mo. Term SOFR + 0.43%), 02/20/2047	861,163	799,378
Series 2007-C, Class 7A4, 4.87% (1 mo. Term SOFR + 0.55%), 05/20/2047	225,175	207,546
Series 2007-C, Class 7A5, 5.03% (1 mo. Term SOFR + 0.71%), 05/20/2047	998,521	926,808
Series 2009-R14A, Class 2A, 6.57% (-2 x 1 mo. Term SOFR + 14.80%), 07/26/2035 (a)(f)	428,219	363,991
Series 2010-R6, Class 3A4, 6.25%, 09/26/2037 (a)(c)	583,902	207,073
Series 2010-R8, Class 1A4, 5.75%, 05/26/2036 (a)	265,729	153,489
Series 2015-R2, Class 3A3, 3.90%, 04/29/2037 (a)(c)	1,675,383	1,495,035
Series 2016-R2, Class 1A2, 10.20%, 05/01/2033 (a)(c)(g)	1,992,991	1,969,254
Banc of America Funding Corporation, Series 2006-4, Class A11, 6.00%, 07/25/2036	168,373	129,298
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 7.49%, 09/25/2033 (c)	559,595	533,589
Series 2005-E, Class 3A1, 5.41%, 06/25/2035 (c)	208,571	200,799
Series 2005-F, Class 2A2, 6.11%, 07/25/2035 (c)	208,442	199,430
Series 2007-3, Class 1A1, 6.00%, 09/25/2037	1,668,204	1,368,207
Banc of America Mortgage Securities, Inc.
Series 2005-3, Class 2A3, 5.50%, 03/25/2035	429,895	392,345
Series 2005-8, Class A12, 5.50%, 09/25/2035	856,198	755,411
Series 2005-A, Class 1A1, 4.01%, 02/25/2035 (c)	104,695	89,562
Series 2005-G, Class 2A1, 5.83%, 08/25/2035 (c)	406,072	387,779
Series 2005-H, Class 2A1, 5.62%, 09/25/2035 (c)	173,087	152,333
Series 2005-I, Class 3A1, 4.07%, 10/25/2035 (c)	474,643	382,928
Series 2005-J, Class 2A1, 5.55%, 11/25/2035 (c)	49,890	44,157
Series 2006-2, Class A2, 6.00% (1 mo. Term SOFR + 6.00%), 07/25/2046	229,793	199,685
Series 2006-2, Class A3, 5.03% (1 mo. Term SOFR + 0.71%), 07/25/2046	708,124	572,623
Series 2007-1, Class 1A4, 6.00%, 03/25/2037	1,012,790	865,508
Series 2007-1, Class 2A11, 5.03% (1 mo. Term SOFR + 0.71%), 01/25/2037	735,781	624,142
Series 2007-2, Class A7, 5.50%, 05/25/2037	67,653	51,805
Bank of America NA, Series 2008-R4, Class 1A4, 4.89% (1 mo. Term SOFR + 0.56%), 07/25/2037 (a)	263,352	181,920
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.94%, 03/15/2026	600,000	51,966
Series 1998-2, Class B1, 7.19%, 12/10/2025 (c)	2,177,312	206,527
Bayview Asset Management LLC/Private Equity, Series 2021-2, Class A5, 2.50%, 06/25/2051 (a)(c)	108,687	97,038
Bayview Commercial Asset Trust, Series 2006-3A, Class M1, 4.94% (1 mo. Term SOFR + 0.62%), 10/25/2036 (a)	445,605	424,908
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A3, 4.88% (1 mo. Term SOFR + 0.55%), 11/28/2036	729,276	680,335
BCAP LLC Trust
Series 2007-AA4, Class 12A1, 4.39%, 06/25/2047 (c)	2,487,965	986,598
Series 2008-IND2, Class A2, 3.98%, 04/25/2038 (c)	831,701	641,224
Series 2009-RR4, Class 1A2, 6.50%, 06/26/2037 (a)(c)(e)	72,392	13,899
Series 2011-RR4, Class 7A1, 5.25%, 04/26/2037 (a)(e)	1,823,962	1,021,419
Series 2011-RR4, Class 8A1, 5.25%, 02/26/2036 (a)(c)	1,226,322	462,988
Series 2011-RR9, Class 6A6, 4.58%, 01/26/2036 (a)(c)(e)	3,251,307	1,355,388
Series 2012-RR4, Class 4A7, 4.16%, 02/26/2036 (a)(c)	1,850,034	1,016,520
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2B1, 5.03%, 08/25/2033 (c)	46,034	38,695
Series 2003-6, Class 2A1, 7.33%, 08/25/2033 (c)	121,855	118,232
Series 2003-7, Class 2A, 7.66%, 10/25/2033 (c)	18,447	18,755
Series 2004-10, Class 12A5, 5.12%, 01/25/2035 (c)	16,424	15,965
Series 2004-2, Class 22A, 6.90%, 05/25/2034 (c)	1,682	1,631
Series 2005-12, Class 23A1, 4.52%, 02/25/2036 (c)	417,504	384,755
Series 2006-1, Class A1, 6.53% (1 yr. CMT Rate + 2.25%), 02/25/2036	86,555	82,420
Series 2006-2, Class 2A1, 4.42%, 07/25/2036 (c)	175,769	151,890
Series 2006-2, Class 3A1, 4.23%, 07/25/2036 (c)	304,964	258,600
Series 2006-4, Class 2A1, 4.34%, 10/25/2036 (c)	116,625	102,562
Series 2007-2, Class 4A1, 6.10% (1 yr. CMT Rate + 2.20%), 12/25/2046	765,153	679,584
Series 2007-4, Class 22A1, 4.32%, 06/25/2047 (c)	138,864	122,096
Bear Stearns Alt-A Trust
Series 2003-6, Class 2A1, 5.77%, 01/25/2034 (c)	131,013	120,512
Series 2004-3, Class A1, 5.07% (1 mo. Term SOFR + 0.75%), 04/25/2034	163,047	161,069
Series 2004-4, Class M2, 6.31% (1 mo. Term SOFR + 1.99%), 06/25/2034	218,354	217,931
Series 2005-7, Class 23A1, 4.62%, 09/25/2035 (c)	253,746	104,158
Series 2006-3, Class 34A1, 4.07%, 05/25/2036 (c)	3,005,563	1,246,391
Series 2006-6, Class 31A1, 4.61%, 11/25/2036 (c)	966,323	555,081
Series 2006-7, Class 23A1, 5.57%, 12/25/2046 (c)	1,827,180	1,300,156
Bear Stearns Alt-A Trust II, Series 2007-1, Class 1A1, 4.33%, 09/25/2047 (c)	6,763,451	3,269,103
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A, 5.50%, 09/25/2033 (b)	76,263	68,878
Series 2004-HE7, Class M2, 6.16% (1 mo. Term SOFR + 1.84%), 08/25/2034	3,109	3,067
Series 2004-HE8, Class M3, 6.53% (1 mo. Term SOFR + 2.21%), 09/25/2034	399,623	391,515
Series 2004-HE9, Class M2, 5.71% (1 mo. Term SOFR + 1.91%), 11/25/2034	1,731,545	1,653,954
Series 2005-AC6, Class 1A3, 5.50%, 09/25/2035 (c)	287,545	276,591
Series 2005-AC8, Class A3, 3.22% (-1 x 1 mo. Term SOFR + 7.54%), 11/25/2035 (d)(f)	3,017,184	761,315
Series 2005-SD2, Class 2M3, 8.18% (1 mo. Term SOFR + 3.86%), 12/25/2044	2,865,089	3,389,819
Series 2006-AC3, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 05/25/2036	2,730,278	657,578
Series 2006-SD3, Class 23A2, 4.83% (1 mo. Term SOFR + 0.51%), 07/25/2036	861,967	747,882
Series 2007-AC5, Class A3, 6.00%, 07/25/2037	3,779,967	1,347,244
Series 2007-AC6, Class A1, 6.50%, 10/25/2037	1,370,757	539,440
Series 2007-HE2, Class 23A, 4.71% (1 mo. Term SOFR + 0.39%), 03/25/2037	86,905	82,256
Series 2007-SD1, Class 1A3A, 6.50%, 10/25/2036	1,403,008	488,671
Series 2007-SD1, Class 22A1, 5.35%, 10/25/2036 (c)	828,677	361,607
Bear Stearns Cos. LLC, Series 2008-R2, Class 2A2, 4.01%, 06/25/2047 (a)(c)	3,375,972	2,593,296
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 2A1, 4.83% (1 mo. Term SOFR + 0.51%), 11/25/2036	66,381	60,661
Series 2007-AR5, Class 1A1A, 4.77% (1 mo. Term SOFR + 0.45%), 06/25/2047	400,448	354,544
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1, 5.06%, 01/26/2036 (c)(e)	680,356	493,258
Series 2007-R6, Class 2A1, 4.12%, 12/26/2046 (c)(e)	200,142	142,101
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (a)(c)	388,392	350,634
Bombardier Capital Mortgage Securitization Corp., Series 2000-A, Class A2, 7.58%, 06/15/2030 (c)	3,879,580	271,288
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, 4.55% (1 mo. Term SOFR + 0.23%), 10/25/2036	3,731,201	2,821,750
CC Funding Corp./DE
Series 2003-4A, Class B1, 4.99%, 10/25/2034 (a)(c)	277,272	261,428
Series 2004-1A, Class A2, 4.76% (1 mo. Term SOFR + 0.44%), 01/25/2035 (a)	430,663	422,048
Series 2004-3A, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 08/25/2035 (a)	40,439	39,193
Series 2004-4A, Class B1, 3.83%, 10/25/2035 (a)(c)	2,535,569	2,135,600
Series 2005-CA, Class A1, 4.64% (1 mo. Term SOFR + 0.32%), 10/25/2046 (a)	92,821	97,305
Series 2006-1A, Class A1, 4.58% (1 mo. Term SOFR + 0.26%), 12/25/2046 (a)	367,184	314,032
Series 2006-2A, Class A2, 4.61% (1 mo. Term SOFR + 0.29%), 04/25/2047 (a)	3,088,929	2,351,022
Series 2006-4A, Class A1, 4.56% (1 mo. Term SOFR + 0.24%), 11/25/2047 (a)	761,647	749,832
Series 2006-4A, Class A2, 4.61% (1 mo. Term SOFR + 0.29%), 11/25/2047 (a)	53,542	47,446
Charlie Mac LLC, Series 2004-1, Class A8, 4.98% (1 mo. Term SOFR + 0.66%), 08/25/2034	26,685	24,950
Chase Funding Mortgage Loan Asset-Backed, Series 2003-5, Class 1M2, 5.64%, 09/25/2032 (c)	72,328	65,507
Chase Mortgage Finance Corp.
Series 2004-S2, Class 2A4, 5.50%, 02/25/2034	160,823	161,160
Series 2005-A1, Class 2A4, 4.94%, 12/25/2035 (c)	280,991	267,225
Series 2006-S1, Class A5, 6.50%, 05/25/2036	4,065,050	1,791,151
Series 2006-S2, Class 1A19, 6.25%, 10/25/2036	440,330	159,086
Series 2006-S4, Class A1, 5.08% (1 mo. Term SOFR + 0.76%), 12/25/2036	2,412,348	666,988
Series 2007-A1, Class 11M1, 4.67%, 03/25/2037 (c)	89,198	82,295
Series 2007-A1, Class 1A5, 6.55%, 02/25/2037 (c)	1,749	1,732
Series 2007-A3, Class 1A7, 5.26%, 12/25/2037 (c)	112,111	92,427
Series 2007-A3, Class 3A1, 5.10%, 12/25/2037 (c)	285,940	247,195
Series 2007-S1, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 02/25/2037	6,455,759	1,898,501
Series 2019-ATR1, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 04/25/2049 (a)	64,064	61,642
Series 2019-ATR1, Class A3, 4.00%, 04/25/2049 (a)(c)	159,052	151,652
Series 2019-ATR1, Class B4, 4.40%, 04/25/2049 (a)(c)	144,000	111,232
Chaseflex Trust
Series 2005-2, Class 1A1, 6.00%, 06/25/2035	688,318	437,276
Series 2006-1, Class A5, 6.16%, 06/25/2036 (c)	34,249	32,780
Series 2007-1, Class 2A6, 6.00%, 02/25/2037	1,853,836	629,291
Series 2007-3, Class 1A2, 4.89% (1 mo. Term SOFR + 0.57%), 07/25/2037	10,646,543	3,177,378
Series 2007-M1, Class 1A1, 4.73% (1 mo. Term SOFR + 0.41%), 08/25/2037	279,450	258,641
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A2, 4.66% (1 mo. Term SOFR + 0.34%), 05/25/2036 (a)	224,911	213,862
CIM Trust, Series 2019-INV1, Class A2, 5.42% (30 day avg SOFR US + 1.11%), 02/25/2049 (a)	268,185	260,614
Citicorp Mortgage Securities, Inc.
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,243,842	1,141,336
Series 2006-4, Class 1A4, 6.00%, 08/25/2036	928,519	855,970
Series 2007-5, Class 1A9, 6.00%, 06/25/2037	47,903	42,691
Citigroup Financial Products, Inc.
Series 1997-HUD1, Class A4, 2.61%, 12/25/2030 (c)(e)	208,860	91,480
Series 2004-HYB3, Class 1A, 5.77%, 09/25/2034 (c)	84,872	77,950
Series 2005-10, Class 1A2A, 4.25%, 12/25/2035 (c)	114,822	70,615
Series 2005-2, Class 1A1, 5.80%, 05/25/2035 (c)	161,743	153,733
Series 2005-WF1, Class M2, 6.03%, 11/25/2034 (b)	337,412	295,246
Series 2005-WF2, Class AF6A, 6.13%, 08/25/2035 (b)	787,660	727,590
Series 2006-8, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 10/25/2035 (a)	5,419,281	2,479,505
Citigroup Mortgage Loan Trust Inc., Series 2014-12, Class 2A5, 3.35%, 02/25/2037 (a)(c)	2,145,337	1,645,759
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB2, Class 2A, 6.76%, 03/25/2034 (c)	137,693	127,079
Series 2005-7, Class 2A3A, 4.06%, 09/25/2035 (c)	704,017	470,391
Series 2005-8, Class 2A3, 5.50%, 09/25/2035	733,141	679,306
Series 2005-9, Class 1A1, 4.69% (1 mo. Term SOFR + 0.37%), 11/25/2035	1,265,414	1,085,507
Series 2006-AR1, Class 1A1, 6.56% (1 yr. CMT Rate + 2.40%), 10/25/2035	192,938	184,945
Series 2006-AR1, Class 2A1, 6.30% (1 yr. CMT Rate + 2.40%), 03/25/2036	34,172	34,367
Series 2006-AR2, Class 1A1, 5.80%, 03/25/2036 (c)	210,700	158,956
Series 2006-AR7, Class 1A3A, 5.48%, 07/25/2046 (c)	910,963	859,720
Series 2006-AR7, Class 2A2A, 5.08%, 11/25/2036 (c)	198,070	170,567
Series 2006-WF1, Class A2C, 6.10%, 03/25/2036 (b)	585,037	273,255
Series 2007-10, Class 2A4A, 7.24%, 09/25/2037 (c)	22,782	22,376
Series 2007-2, Class 1A2, 4.78% (1 mo. Term SOFR + 0.46%), 11/25/2036	1,570,109	1,236,754
Series 2007-9, Class 3A1, 6.50%, 06/25/2037 (a)	492,432	484,255
Series 2007-AR1, Class A4, 4.85% (1 mo. Term SOFR + 0.53%), 01/25/2037	5,929,947	1,117,443
Series 2007-OPX1, Class A2, 4.83% (1 mo. Term SOFR + 0.51%), 01/25/2037	1,157,545	482,697
Series 2009-8, Class 2A2, 6.10%, 04/25/2037 (a)(c)(e)	2,009,141	1,102,516
Citimortgage Alternative Loan Trust
Series 2006-A1, Class 1A5, 5.50%, 04/25/2036	180,471	169,870
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036 (c)	386,067	341,428
Series 2006-A7, Class 1A12, 6.00%, 12/25/2036	307,355	274,123
Series 2007-A3, Class 1A1, 6.00%, 03/25/2037 (c)	484,629	424,400
Series 2007-A4, Class 1A13, 5.75%, 04/25/2037	212,893	187,498
Series 2007-A4, Class 1A6, 5.75%, 04/25/2037	109,004	95,973
Series 2007-A4, Class 1A9, 5.03% (1 mo. Term SOFR + 0.71%), 04/25/2037	1,292,700	1,064,763
Series 2007-A5, Class 1A3, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2037	249,552	207,747
CitiMortgage, Inc.
Series 2005-1, Class 1A4, 5.50%, 02/25/2035	17,849	17,458
Series 2005-1, Class 1A7, 4.83% (1 mo. Term SOFR + 0.51%), 02/25/2035	203,053	188,554
COLT Funding LLC
Series 2021-2R, Class A1, 0.80%, 07/27/2054 (a)	203,085	186,384
Series 2021-RPL1, Class A1, 1.67%, 09/25/2061 (a)(c)	955,977	874,739
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.36%, 06/01/2030 (a)(c)	12,810,641	3,508,846
Series 2001-2, Class M1, 7.69%, 03/01/2031 (c)	949,213	951,316
Series 2001-4, Class M2, 8.59%, 09/01/2033 (c)	2,287,543	2,315,476
Series 2002-1, Class M2, 9.55%, 12/01/2033 (c)	1,422,477	1,396,840
Conseco Financial Corp.
Series 1996-8, Class B1, 7.95%, 11/15/2026 (c)	776,868	785,147
Series 1998-8, Class M1, 6.98%, 09/01/2030 (c)	1,734,443	1,750,027
Series 1999-4, Class A7, 7.41%, 05/01/2031	2,132,114	620,895
Series 1999-5, Class A6, 7.50%, 03/01/2030 (c)	6,144,668	1,724,506
Conseco, Inc./Old
Series 1995-5, Class B2, 7.65%, 09/15/2026 (c)	3,859,471	2,978
Series 1997-7, Class M1, 7.03%, 07/15/2028 (c)	301,376	305,992
Series 1998-3, Class M1, 6.86%, 03/01/2030 (c)	1,290,527	1,320,831
Countrywide Alternative Loan Trust
Series 2003-J2, Class M, 6.00%, 10/25/2033	131,951	132,593
Series 2003-J3, Class 1A3, 5.25%, 11/25/2033	90,120	89,588
Series 2004-28CB, Class 2A5, 4.83% (1 mo. Term SOFR + 0.51%), 01/25/2035	96,772	82,550
Series 2004-30CB, Class 2A3, 5.75%, 02/25/2035	1,913,548	1,277,633
Series 2004-34T1, Class A2, 5.50%, 02/25/2035	744,142	673,556
Series 2004-J5, Class M2, 6.08% (1 mo. Term SOFR + 1.76%), 08/25/2034	156,126	154,458
Series 2005-11CB, Class 2A3, 5.50%, 06/25/2035	179,958	146,575
Series 2005-11CB, Class 3A2, 4.93% (1 mo. Term SOFR + 0.61%), 06/25/2035	739,239	520,964
Series 2005-14, Class 2A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2035	114,335	108,972
Series 2005-17, Class 2A1, 4.91% (1 mo. Term SOFR + 0.59%), 07/25/2035	556,639	463,088
Series 2005-19CB, Class A2, 7.19% (-2 x 1 mo. Term SOFR + 16.69%), 06/25/2035 (f)	254,749	204,397
Series 2005-2, Class 2A1, 5.43%, 03/25/2035 (c)	81,928	79,505
Series 2005-20CB, Class 1A2, 5.50%, 07/25/2035	409,722	326,645
Series 2005-20CB, Class 1A3, 5.50%, 07/25/2035	1,746,262	1,392,181
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	267,933	199,149
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	45,338	34,116
Series 2005-24, Class 4A2, 5.04% (1 mo. Term SOFR + 0.71%), 07/20/2035	363,244	261,756
Series 2005-27, Class 1A4, 3.70%, 08/25/2035 (c)	406,236	353,415
Series 2005-27, Class 1A5, 3.79%, 08/25/2035 (c)	386,099	351,770
Series 2005-27, Class 1A6, 5.66% (1 mo. Term SOFR + 1.34%), 08/25/2035	374,001	290,522
Series 2005-27, Class 2A1, 5.75% (MTA + 1.35%), 08/25/2035	1,464,623	1,258,370
Series 2005-28CB, Class 1A9, 4.98% (1 mo. Term SOFR + 0.66%), 08/25/2035	2,018,555	1,611,505
Series 2005-28CB, Class 3A3, 5.13% (1 mo. Term SOFR + 0.81%), 08/25/2035	2,361,695	740,727
Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	102,094	38,903
Series 2005-29CB, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 07/25/2035	557,110	281,261
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	54,499	29,828
Series 2005-45, Class 2A1, 6.45% (MTA + 2.05%), 10/20/2035	489,221	349,139
Series 2005-46CB, Class A14, 5.50%, 10/25/2035	248,960	171,510
Series 2005-49CB, Class A7, 5.50%, 11/25/2035	574,995	364,788
Series 2005-50CB, Class 2A1, 6.00%, 11/25/2035	918,483	400,657
Series 2005-50CB, Class 3A1, 6.00%, 11/25/2035	1,127,906	430,020
Series 2005-51, Class 3A2A, 5.69% (MTA + 1.29%), 11/20/2035	714,794	639,448
Series 2005-53T2, Class 2A6, 4.93% (1 mo. Term SOFR + 0.61%), 11/25/2035	2,487,750	1,266,452
Series 2005-53T2, Class 2A7, 1.07% (-1 x 1 mo. Term SOFR + 5.39%), 11/25/2035 (d)(f)	2,487,750	234,328
Series 2005-56, Class 4A1, 5.05% (1 mo. Term SOFR + 0.73%), 11/25/2035	635,767	598,835
Series 2005-57CB, Class 3A3, 5.50%, 12/25/2035	348,914	158,258
Series 2005-64CB, Class 1A12, 5.23% (1 mo. Term SOFR + 0.91%), 12/25/2035	182,794	154,781
Series 2005-65CB, Class 1A5, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2036	370,036	226,947
Series 2005-65CB, Class 1A7, 5.50%, 01/25/2036	1,160,413	767,902
Series 2005-65CB, Class 1A9, 5.50%, 01/25/2036	1,911,578	1,262,315
Series 2005-65CB, Class 2A4, 5.50%, 12/25/2035	1,115,684	764,558
Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	699,165	598,380
Series 2005-70CB, Class A4, 5.50%, 12/25/2035	368,037	234,719
Series 2005-72, Class A1, 4.97% (1 mo. Term SOFR + 0.65%), 01/25/2036	1,292,457	1,174,690
Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	201,901	194,475
Series 2005-76, Class 3A1, 4.95% (1 mo. Term SOFR + 0.63%), 01/25/2046	1,519,744	1,373,639
Series 2005-J10, Class 1A13, 5.13% (1 mo. Term SOFR + 0.81%), 10/25/2035	289,143	168,053
Series 2005-J3, Class 2A1, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2035	467,019	359,794
Series 2005-J7, Class 1A7, 5.13% (1 mo. Term SOFR + 0.81%), 07/25/2035	634,357	281,404
Series 2005-J8, Class 1A5, 5.50%, 07/25/2035	293,115	202,067
Series 2006-14CB, Class A5, 5.13% (1 mo. Term SOFR + 0.81%), 06/25/2036	2,940,713	1,279,235
Series 2006-18CB, Class A11, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2036	891,922	350,160
Series 2006-18CB, Class A5, 4.78% (1 mo. Term SOFR + 0.46%), 07/25/2036	5,668,325	2,156,154
Series 2006-18CB, Class A6, 10.87% (-4 x 1 mo. Term SOFR + 28.14%), 07/25/2036 (f)	202,884	180,387
Series 2006-18CB, Class A7, 4.78% (1 mo. Term SOFR + 0.46%), 07/25/2036	3,453,531	1,313,676
Series 2006-20CB, Class A4, 4.78% (1 mo. Term SOFR + 0.46%), 07/25/2036	2,642,092	824,297
Series 2006-23CB, Class 2A5, 4.83% (1 mo. Term SOFR + 0.51%), 08/25/2036	8,843,221	1,740,513
Series 2006-24CB, Class A16, 5.75%, 08/25/2036	170,095	83,655
Series 2006-24CB, Class A2, 6.00%, 08/25/2036	339,172	172,726
Series 2006-24CB, Class A22, 6.00%, 08/25/2036	414,120	210,894
Series 2006-24CB, Class A9, 6.00%, 08/25/2036	542,420	276,232
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	985,782	509,103
Series 2006-26CB, Class A20, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2036	1,513,025	496,185
Series 2006-26CB, Class A6, 6.25%, 09/25/2036	10,925	5,153
Series 2006-26CB, Class A8, 6.25%, 09/25/2036	41,858	19,743
Series 2006-28CB, Class A3, 6.50%, 10/25/2036	406,004	207,643
Series 2006-32CB, Class A16, 5.50%, 11/25/2036	45,183	23,858
Series 2006-32CB, Class A3, 6.00%, 11/25/2036	340,998	188,667
Series 2006-32CB, Class A7, 5.16% (1 mo. Term SOFR + 0.84%), 11/25/2036	1,541,020	711,745
Series 2006-33CB, Class 2A1, 6.00%, 11/25/2036	251,445	129,174
Series 2006-34, Class A5, 6.25%, 11/25/2046	1,282,209	567,117
Series 2006-36T2, Class 1A9, 5.33% (1 mo. Term SOFR + 1.01%), 12/25/2036	353,008	113,574
Series 2006-39CB, Class 2A1, 4.88% (1 mo. Term SOFR + 0.56%), 01/25/2037	3,939,233	443,200
Series 2006-39CB, Class 2A4, 4.88% (1 mo. Term SOFR + 0.56%), 01/25/2037	2,644,204	297,497
Series 2006-40T1, Class 2A1, 6.00%, 12/25/2036	1,058,262	284,058
Series 2006-40T1, Class 2A4, 6.00%, 12/25/2036	2,156,714	578,904
Series 2006-40T1, Class 2A6, 2.17% (-1 x 1 mo. Term SOFR + 6.49%), 12/25/2036 (d)(f)	6,678,580	699,048
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	290,536	144,642
Series 2006-41CB, Class 1A9, 6.00%, 01/25/2037	234,614	116,802
Series 2006-42, Class 1A1, 5.03% (1 mo. Term SOFR + 0.71%), 01/25/2047	150,807	62,161
Series 2006-42, Class 1A2, 0.97% (-1 x 1 mo. Term SOFR + 5.29%), 01/25/2047 (d)(f)	209,696	19,312
Series 2006-42, Class 1A5, 6.00%, 01/25/2047	470,270	239,425
Series 2006-43CB, Class 3A3, 2.20% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037 (d)(f)	6,860,283	1,053,877
Series 2006-45T1, Class 2A15, 5.50%, 02/25/2037	2,381,093	1,203,599
Series 2006-46, Class A2, 4.95% (1 mo. Term SOFR + 0.63%), 02/25/2047	6,602,357	2,385,267
Series 2006-8T1, Class 1A4, 6.00%, 04/25/2036	73,734	34,429
Series 2006-9T1, Class A7, 6.00%, 05/25/2036	1,801,206	702,808
Series 2006-HY13, Class 4A1, 4.82%, 02/25/2037 (c)	392,102	347,023
Series 2006-J1, Class 1A13, 5.50%, 02/25/2036	69,095	46,752
Series 2006-J2, Class A2, 1.07% (-1 x 1 mo. Term SOFR + 5.39%), 04/25/2036 (d)(f)	2,054,468	194,102
Series 2006-J5, Class 1A1, 6.50%, 09/25/2036	918,297	475,168
Series 2006-J5, Class 1A5, 6.50%, 09/25/2036	216,421	111,986
Series 2006-OA10, Class 1A1, 5.36% (MTA + 0.96%), 08/25/2046	259,435	233,933
Series 2006-OA17, Class 1A1A, 4.63% (1 mo. Term SOFR + 0.31%), 12/20/2046	357,361	311,771
Series 2006-OA9, Class 2A1A, 4.85% (1 mo. Term SOFR + 0.53%), 07/20/2046	66,794	56,040
Series 2007-11T1, Class A12, 4.78% (1 mo. Term SOFR + 0.46%), 05/25/2037	357,051	109,470
Series 2007-12T1, Class A7, 4.93% (1 mo. Term SOFR + 0.61%), 06/25/2037	3,528,888	1,141,721
Series 2007-14T2, Class A1, 6.00%, 07/25/2037	6,824,480	3,485,514
Series 2007-15CB, Class A6, 5.75%, 07/25/2037	798,835	456,311
Series 2007-16CB, Class 1A5, 4.83% (1 mo. Term SOFR + 0.51%), 08/25/2037	1,387,430	862,964
Series 2007-16CB, Class 2A2, 17.64% (-8 x 1 mo. Term SOFR + 53.63%), 08/25/2037 (f)	707,510	897,095
Series 2007-16CB, Class 4A7, 6.00%, 08/25/2037	258,998	189,118
Series 2007-16CB, Class 5A1, 6.25%, 08/25/2037	215,453	98,757
Series 2007-17CB, Class 1A10, 9.51% (-5 x 1 mo. Term SOFR + 29.37%), 08/25/2037 (f)	693,199	586,131
Series 2007-18CB, Class 1A6, 12.40% (-6 x 1 mo. Term SOFR + 38.31%), 08/25/2037 (f)	384,255	310,660
Series 2007-18CB, Class 1A7, 4.90% (1 mo. Term SOFR + 0.58%), 08/25/2037	1,239,819	367,302
Series 2007-1T1, Class 2A1, 4.90% (1 mo. Term SOFR + 0.58%), 03/25/2037	3,458,874	1,383,893
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	1,049,829	367,808
Series 2007-23CB, Class A4, 2.07% (-1 x 1 mo. Term SOFR + 6.39%), 09/25/2037 (d)(f)	3,551,515	539,028
Series 2007-23CB, Class A7, 4.83% (1 mo. Term SOFR + 0.51%), 09/25/2037	1,802,961	625,196
Series 2007-24, Class A1, 4.98% (1 mo. Term SOFR + 0.66%), 10/25/2037	4,645,081	965,047
Series 2007-24, Class A6, 5.43% (1 mo. Term SOFR + 1.11%), 10/25/2037	215,660	49,809
Series 2007-24, Class A7, 1.57% (-1 x 1 mo. Term SOFR + 5.89%), 10/25/2037 (d)(f)	215,660	20,130
Series 2007-25, Class 1A2, 6.50%, 11/25/2037	1,254,328	556,837
Series 2007-2CB, Class 2A1, 5.03% (1 mo. Term SOFR + 0.71%), 03/25/2037	290,991	115,965
Series 2007-3T1, Class 1A2, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2037	3,830,162	1,254,806
Series 2007-3T1, Class 1A3, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2037	1,370,171	448,884
Series 2007-3T1, Class 1A4, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2037	2,348,865	769,516
Series 2007-5CB, Class 1A11, 6.00%, 04/25/2037	585,696	290,885
Series 2007-5CB, Class 1A18, 1.22% (-1 x 1 mo. Term SOFR + 5.54%), 04/25/2037 (d)(f)	356,269	41,442
Series 2007-5CB, Class 1A24, 0.00%, 04/25/2037 (h)	289,046	10,845
Series 2007-9T1, Class 1A4, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2037	1,156,943	401,749
Series 2007-9T1, Class 1A5, 1.07% (-1 x 1 mo. Term SOFR + 5.39%), 05/25/2037 (d)(f)	1,156,943	104,021
Series 2007-J1, Class 2A6, 5.03% (1 mo. Term SOFR + 0.71%), 03/25/2037	1,772,122	517,182
Series 2007-OA2, Class 1A1, 5.24% (MTA + 0.84%), 03/25/2047	239,542	203,479
Series 2007-OA7, Class A1A, 4.79% (1 mo. Term SOFR + 0.47%), 05/25/2047	1,639,173	1,506,334
Series 2007-OH1, Class A1D, 4.64% (1 mo. Term SOFR + 0.32%), 04/25/2047	57,448	50,170
Series 2008-1R, Class 1A1, 4.91% (1 mo. Term SOFR + 0.58%), 08/25/2037	2,487,182	736,645
Series 2008-1R, Class 2A3, 6.00%, 08/25/2037	1,689,842	778,681
Series 2008-2R, Class 4A1, 6.25%, 08/25/2037 (c)	1,137,321	519,593
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M2, 5.33% (1 mo. Term SOFR + 1.01%), 06/25/2034	223,111	221,878
Series 2004-BC3, Class M5, 6.31% (1 mo. Term SOFR + 1.99%), 04/25/2034	616,461	558,137
Series 2005-17, Class 1AF4, 6.55%, 05/25/2036 (b)	1,614,198	1,319,788
Series 2005-AB4, Class 2A1, 4.97% (1 mo. Term SOFR + 0.65%), 03/25/2036	264,739	233,275
Series 2006-1, Class AF6, 4.42%, 07/25/2036 (c)	19,574	19,277
Series 2006-15, Class A6, 4.28%, 10/25/2046 (c)	88,764	90,549
Series 2007-QX1, Class A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2037 (a)	4,882,483	4,389,126
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-48, Class 2A3, 7.12%, 10/25/2033 (c)	237,376	113,660
Series 2003-53, Class M, 6.80%, 02/19/2034 (c)	360,234	336,328
Series 2003-56, Class M, 10.30%, 12/25/2033 (c)	9,497	10,571
Series 2004-2, Class 3A1, 6.87%, 03/25/2034 (c)	252,905	253,031
Series 2004-29, Class 1A1, 4.97% (1 mo. Term SOFR + 0.65%), 02/25/2035	132,744	127,703
Series 2004-29, Class 2A1, 5.09% (1 mo. Term SOFR + 0.77%), 02/25/2035	44,676	41,472
Series 2004-9, Class A7, 5.25%, 06/25/2034	171,309	157,424
Series 2005-16, Class A2, 4.93% (1 mo. Term SOFR + 0.61%), 09/25/2035	325,159	174,038
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	488,184	486,332
Series 2005-19, Class 2A1, 4.78% (1 mo. Term SOFR + 0.46%), 08/25/2035	330,930	58,326
Series 2005-21, Class A12, 6.09% (-4 x 1 mo. Term SOFR + 21.95%), 10/25/2035 (f)	93,306	63,793
Series 2005-25, Class A17, 5.50%, 11/25/2035	394,221	181,706
Series 2005-30, Class A8, 5.50%, 01/25/2036	93,533	55,858
Series 2005-7, Class 3A2, 3.43%, 03/25/2035 (c)	641,267	498,992
Series 2005-9, Class 1A3, 4.89% (1 mo. Term SOFR + 0.57%), 05/25/2035	101,614	88,931
Series 2005-HYB8, Class 4A1, 4.64%, 12/20/2035 (c)	116,072	103,243
Series 2005-J3, Class 1A3, 5.78% (1 mo. Term SOFR + 1.46%), 09/25/2035	1,201,549	820,283
Series 2005-J3, Class 2A1, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2035	445,053	376,611
Series 2005-R1, Class 2A2, 6.50%, 03/25/2035 (a)	256,280	268,058
Series 2006-10, Class 1A11, 5.85%, 05/25/2036	162,082	63,551
Series 2006-20, Class 1A35, 6.00%, 02/25/2037	646,568	291,414
Series 2006-6, Class A9, 6.00%, 04/25/2036	2,158,252	1,041,862
Series 2006-8, Class 1A1, 6.00%, 05/25/2036	2,145,775	1,270,016
Series 2006-9, Class A1, 6.00%, 05/25/2036	40,432	18,121
Series 2006-9, Class A17, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2036	1,075,663	376,791
Series 2006-HYB2, Class 1A1, 5.35%, 04/20/2036 (c)	223,083	193,209
Series 2006-J2, Class 1A6, 6.00%, 04/25/2036	715,511	348,540
Series 2006-J4, Class A3, 6.25%, 09/25/2036	164,953	57,730
Series 2006-J4, Class A4, 6.25%, 09/25/2036	102,098	35,751
Series 2006-J4, Class A9, 6.25%, 09/25/2036	59,706	20,907
Series 2007-10, Class A6, 6.00%, 07/25/2037 (d)	397,176	83,785
Series 2007-11, Class A12, 6.00%, 08/25/2037	561,161	238,654
Series 2007-18, Class 1A1, 6.00%, 11/25/2037	254,346	109,197
Series 2007-20, Class A1, 6.50%, 01/25/2038	217,941	93,494
Series 2007-3, Class A14, 4.83% (1 mo. Term SOFR + 0.51%), 04/25/2037	668,009	217,184
Series 2007-3, Class A16, 6.00%, 04/25/2037	514,031	234,816
Series 2007-4, Class 1A1, 6.00%, 05/25/2037	1,626,071	700,073
Series 2007-HY1, Class 1A1, 4.74%, 04/25/2037 (c)	1,250,188	1,169,272
Series 2007-HY5, Class 3A1, 5.57%, 09/25/2037 (c)	473,922	440,286
Series 2007-J2, Class 2A5, 6.00%, 07/25/2037	162,868	54,789
Series 2007-J3, Class A9, 6.00%, 07/25/2037	260,826	110,002
Countrywide Home Loans
Series 2005-15, Class A5, 5.50%, 08/25/2035	446,154	229,088
Series 2005-2, Class 2A1, 5.07% (1 mo. Term SOFR + 0.75%), 03/25/2035	206,827	204,293
Series 2005-21, Class A2, 5.50%, 10/25/2035	176,166	94,901
Series 2005-31, Class 2A1, 4.48%, 01/25/2036 (c)	178,073	159,294
Series 2007-17, Class 1A1, 6.00%, 10/25/2037	274,843	189,529
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-9, Class 1A1, 7.00%, 03/25/2032	765,080	682,584
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	379,405	85,084
Series 2005-10, Class 6A7, 5.50%, 11/25/2035	216,421	75,317
Series 2005-10, Class 9A1, 6.00%, 11/25/2035	1,404,321	980,516
Series 2005-4, Class 2A4, 5.50%, 06/25/2035	1,828,694	1,294,532
Series 2005-9, Class 1A3, 5.25%, 10/25/2035	153,529	139,988
Series 2005-9, Class 3A1, 6.00%, 10/25/2035	3,162,620	882,764
Series 2005-9, Class 4A1, 7.33% (-3 x 1 mo. Term SOFR + 19.21%), 10/25/2035 (f)	339,921	345,723
Series 2005-9, Class 5A1, 5.13% (1 mo. Term SOFR + 0.81%), 10/25/2035	554,570	246,484
Credit Suisse Management LLC
Series 2001-28, Class 1A1, 5.09% (1 mo. Term SOFR + 0.76%), 11/25/2031	619,405	356,891
Series 2002-30, Class 1A1, 7.50%, 11/25/2032	87,270	89,814
Series 2004-6, Class 4A12, 4.83% (1 mo. Term SOFR + 0.51%), 10/25/2034	102,359	92,064
Series 2005-11, Class 1A1, 6.50%, 12/25/2035	1,093,597	481,582
Series 2005-11, Class 3A5, 5.50%, 12/25/2035	185,007	71,343
Series 2005-11, Class 8A4, 6.00%, 12/25/2035	263,251	196,817
Series 2005-11, Class 8A5, 6.00%, 12/25/2035	148,261	110,846
Series 2005-12, Class 8A1, 6.00%, 01/25/2036	58,644	35,846
Series 2005-5, Class 6A3, 5.00%, 07/25/2035	97,409	93,334
Series 2005-7, Class 2A2, 4.73% (1 mo. Term SOFR + 0.41%), 08/25/2035	961,801	361,596
Series 2005-8, Class 5A1, 7.33% (-3 x 1 mo. Term SOFR + 19.21%), 09/25/2035 (f)	950,424	462,408
Series 2005-8, Class 9A1, 4.75%, 09/25/2035	376,466	238,277
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A2, 6.14% (-6 x 1 mo. Term SOFR + 29.90%), 02/25/2036 (f)	25,162	23,969
Series 2006-1, Class 5A1, 6.00%, 02/25/2036	36,998	18,706
Series 2006-2, Class 2A3, 6.00%, 03/25/2036	72,896	27,742
Series 2006-2, Class 5A1, 5.13% (1 mo. Term SOFR + 0.81%), 03/25/2036	6,082,441	1,881,359
Series 2006-2, Class 6A8, 5.75%, 03/25/2036	204,098	101,440
Series 2006-3, Class 1A3, 6.81%, 04/25/2036 (b)	9,650,000	472,858
Series 2006-3, Class 1A4B, 6.66%, 04/25/2036 (b)	2,537,309	124,680
Series 2006-3, Class 5A7, 6.00%, 04/25/2036	2,193,599	470,142
Series 2006-4, Class 10A1, 6.50%, 05/25/2036	8,085,114	2,020,487
Series 2006-6, Class 1A12, 6.00%, 07/25/2036	1,804,422	828,617
Series 2006-6, Class 1A4, 6.00%, 07/25/2036	2,485,320	1,141,295
Series 2006-6, Class 2A2, 1.47% (-1 x 1 mo. Term SOFR + 5.79%), 07/25/2036 (d)(f)	2,279,865	121,159
Series 2006-6, Class 2A4, 6.50%, 07/25/2036	4,481,093	921,033
Series 2006-7, Class 3A12, 6.25%, 08/25/2036	1,368,735	492,387
Series 2006-9, Class 4A1, 6.00%, 11/25/2036	3,914,802	2,183,375
Series 2006-9, Class 4A13, 6.50%, 11/25/2036	369,101	214,617
Series 2007-1, Class 1A6A, 5.86%, 02/25/2037 (c)	1,620,463	355,548
Series 2007-1, Class 5A13, 6.00%, 02/25/2037	1,628,333	878,348
Series 2007-1, Class 5A14, 6.00%, 02/25/2037	3,578,339	1,940,332
Series 2007-1, Class 5A4, 6.00%, 02/25/2037	484,638	262,769
Series 2007-3, Class 1A1A, 5.84%, 04/25/2037 (c)	18,596,424	4,622,982
Series 2007-3, Class 1A2, 5.59%, 04/25/2037 (c)	3,957,294	973,890
Series 2007-3, Class 2A10, 6.00%, 04/25/2037	6,206,063	1,920,023
Series 2007-4, Class 2A2, 6.00%, 06/25/2037	97,479	52,129
Series 2007-4R, Class 1A1, 5.15%, 10/26/2036 (a)(c)	59,718	54,347
Series 2007-5, Class 3A2, 10.07% (-4 x 1 mo. Term SOFR + 27.34%), 08/25/2037 (f)	975,387	1,070,017
Series 2011-2R, Class 4A2, 3.42% (1 mo. Term SOFR + 0.22%), 02/27/2037 (a)(e)	3,221,313	2,713,957
Series 2013-6, Class 1A1, 2.50%, 07/25/2028 (a)(c)	22,046	21,289
Series 2013-IVR1, Class A1, 2.50%, 03/25/2043 (a)(c)	1,330,420	1,181,543
Series 2014-6R, Class 8A1, 3.00%, 08/27/2036 (a)(c)(e)	300,011	283,150
Series 2014-6R, Class 9A1, 2.75%, 12/27/2035 (a)(c)	23,651	23,394
Series 2015-1R, Class 6A1, 4.65% (1 mo. Term SOFR + 0.39%), 05/27/2037 (a)(e)	62,380	60,060
Series 2015-6R, Class 5A2, 3.66% (1 mo. Term SOFR + 0.29%), 03/27/2036 (a)	804,594	622,425
Series 2021-NQM2, Class A3, 1.54%, 02/25/2066 (a)(c)	149,282	134,259
Series 2021-NQM7, Class A3, 2.06%, 10/25/2066 (a)(c)	169,544	149,635
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A8, 6.00%, 07/25/2036	1,208,306	554,872
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB6, Class B2, 4.71% (1 mo. Term SOFR + 2.96%), 07/25/2035	685,012	524,718
Series 2006-CB8, Class A1, 4.71% (1 mo. Term SOFR + 0.39%), 10/25/2036	66,012	60,222
Series 2007-CB4, Class A2C, 3.39%, 04/25/2037 (b)	850,000	562,711
Series 2007-CB5, Class A1, 3.20% (1 mo. Term SOFR + 0.17%), 04/25/2037	113,259	64,425
Series 2007-RP1, Class A, 4.75% (1 mo. Term SOFR + 0.42%), 05/25/2046 (a)	1,393,935	1,226,440
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 4.91% (1 mo. Term SOFR + 0.59%), 06/25/2036	4,729,889	646,150
Series 2006-3, Class A4B, 6.61%, 11/25/2036 (b)	587,332	78,682
Series 2006-4, Class A6A, 6.18%, 12/25/2036 (b)	30,638	4,712
Series 2007-1, Class 1A1A, 5.90%, 05/25/2037 (c)	1,990,792	435,728
CSAB Mortgage-Backed Trust, Series 2007-1, Class 4A1, 4.78% (1 mo. Term SOFR + 0.46%), 05/25/2037	8,237,345	1,025,339
Deutsche ALT-A Securities, Inc.
Series 2005-4, Class A5, 5.50%, 09/25/2035 (c)	58,519	52,781
Series 2005-5, Class 1A6, 3.42% (-7 x 1 mo. Term SOFR + 35.09%), 11/25/2035 (e)(f)	13,608	14,234
Series 2005-6, Class 1A3, 5.50%, 12/25/2035	12,741	10,251
Series 2006-AB3, Class A5B, 6.80%, 07/25/2036 (b)	583,912	508,470
Series 2006-AB4, Class A4B, 6.50%, 10/25/2036 (b)	402,484	351,151
Series 2007-1, Class 1A4A, 4.65% (1 mo. Term SOFR + 0.33%), 08/25/2037	412,099	356,563
Series 2007-AR1, Class A5, 4.91% (1 mo. Term SOFR + 0.59%), 01/25/2047	382,624	333,644
Series 2007-OA5, Class A1B, 4.87% (1 mo. Term SOFR + 0.55%), 08/25/2047 (e)	331,537	267,302
Series 2007-RMP1, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 12/25/2036	85,278	78,595
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (b)	15,890	15,679
Series 2006-PR1, Class 3A1, 5.93% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036 (a)(f)	29,746	27,327
Series 2006-PR1, Class 4AF1, 4.72% (1 mo. Term SOFR + 0.40%), 04/15/2036 (a)	17,698	16,330
Series 2006-PR1, Class 4AF2, 4.78% (1 mo. Term SOFR + 0.46%), 04/15/2036 (a)	2,260,895	2,088,171
Series 2006-PR1, Class 5AF1, 4.98% (1 mo. Term SOFR + 0.66%), 04/15/2036 (a)	352,988	316,568
Series 2006-PR1, Class 5AF3, 4.80% (1 mo. Term SOFR + 0.48%), 04/15/2036 (a)	3,293,854	2,934,410
Series 2006-PR1, Class 5AI2, 6.02% (-2 x 1 mo. Term SOFR + 14.08%), 04/15/2036 (a)(f)	2,495,291	2,407,390
Series 2006-PR1, Class 5AI4, 5.93% (-1 x 1 mo. Term SOFR + 11.96%), 04/15/2036 (a)(f)	421,379	399,846
Series 2006-PR1, Class 5AS4, 3.37%, 04/15/2036 (a)(c)(d)	2,333,482	290,541
Series 2006-PR1, Class AX, 0.26%, 04/15/2036 (a)(c)(d)	7,184,393	33,274
Series 2008-RS1, Class 4A2, 4.69% (1 mo. LIBOR US + 0.25%), 05/28/2037 (a)(i)	1,022,550	916,653
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR5, Class 2A1A, 5.09% (1 mo. Term SOFR + 0.77%), 09/19/2045	4,523,509	2,354,378
Series 2006-AR1, Class 2A1A, 5.34% (MTA + 0.94%), 04/19/2046	2,232,356	1,815,324
Series 2006-AR2, Class 2A1A, 4.63% (1 mo. Term SOFR + 0.31%), 10/19/2036	874,610	579,403
Series 2007-AR1, Class 2A1A, 4.57% (1 mo. Term SOFR + 0.25%), 03/19/2037	85,999	70,685
Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, 02/25/2066 (a)(c)	2,010,284	1,722,202
Encore Credit Receivables Trust, Series 2005-1, Class M4, 5.45% (1 mo. Term SOFR + 1.13%), 07/25/2035	626,282	546,808
Equifirst Mortgage Loan Trust, Series 2004-2, Class M7, 7.43% (1 mo. Term SOFR + 3.11%), 10/25/2034	39,742	37,132
Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 7.13% (1 mo. Term SOFR + 2.81%), 08/25/2034	545,523	448,665
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3, 6.91% (1 mo. Term SOFR + 2.59%), 03/25/2034	278,613	258,748
Series 2004-FF5, Class A3C, 5.43% (1 mo. Term SOFR + 1.11%), 08/25/2034	106,804	97,892
Series 2006-FF12, Class A5, 4.74% (1 mo. Term SOFR + 0.42%), 09/25/2036	1,289,866	1,196,235
Series 2006-FF5, Class 2A4, 4.91% (1 mo. Term SOFR + 0.59%), 04/25/2036	5,517,739	4,966,319
First Horizon Alternative Mortgage Securities
Series 2005-AA11, Class 2A1, 4.36%, 01/25/2036 (c)	381,990	187,572
Series 2005-FA3, Class 1A2, 4.93% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,679,776	964,102
Series 2005-FA6, Class A7, 5.50%, 09/25/2035	755,023	393,107
Series 2006-AA2, Class 2A1, 4.87%, 05/25/2036 (c)	289,911	242,265
Series 2006-AA8, Class 2A1, 4.81%, 02/25/2037 (c)	224,645	153,265
Series 2006-FA1, Class 1A1, 5.18% (1 mo. Term SOFR + 0.86%), 04/25/2036	3,022,645	963,337
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	1,841,665	708,983
Series 2006-FA2, Class 1A6, 6.00%, 05/25/2036	782,734	301,328
Series 2006-FA6, Class 2A4, 6.75%, 11/25/2036	110,660	30,861
Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	954,832	346,669
Series 2006-RE1, Class A1, 5.50%, 05/25/2035 (c)	45,327	28,360
Series 2007-FA1, Class A1, 4.75% (1 mo. Term SOFR + 0.43%), 03/25/2037	11,170,554	2,809,503
Series 2007-FA2, Class 1A5, 4.73% (1 mo. Term SOFR + 0.41%), 04/25/2037	8,624	2,019
Series 2007-FA3, Class A5, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2037	3,182,341	721,248
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1, 6.43%, 08/25/2035 (c)	671,081	479,917
Series 2007-4, Class 1A16, 5.03% (1 mo. Term SOFR + 0.71%), 08/25/2037	3,176,538	813,034
Series 2007-AR3, Class 2A2, 6.34%, 11/25/2037 (c)	289,236	208,973
FirstKey Mortgage Trust, Series 2015-1, Class A3, 3.50%, 03/25/2045 (a)(c)	44,355	41,194
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.00%, 09/25/2048 (a)(c)	184,111	179,979
Series 2018-6RR, Class AM, 4.91%, 10/25/2048 (a)(c)	24,014	21,361
Series 2019-1INV, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 10/25/2049 (a)	267,995	257,974
Series 2019-1INV, Class A13, 3.50%, 10/25/2049 (a)(c)	23,273	20,960
Fremont Home Loan Trust
Series 2004-C, Class M2, 5.48% (1 mo. Term SOFR + 1.16%), 08/25/2034	98,284	87,161
Series 2006-3, Class 1A1, 4.71% (1 mo. Term SOFR + 0.39%), 02/25/2037	51,305	37,549
Series 2006-B, Class 2A2, 4.63% (1 mo. Term SOFR + 0.31%), 08/25/2036	75,064	23,207
Series 2006-E, Class 1A1, 4.57% (1 mo. Term SOFR + 0.25%), 01/25/2037	1,400,929	720,596
Galton Funding Mortgage Trust, Series 2019-2, Class A21, 4.00%, 06/25/2059 (a)(c)	46,890	43,905
GCAT
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (a)(c)	1,565,261	1,337,511
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066 (a)(c)	1,093,897	943,259
Global Mortgage Securitization Ltd.
Series 2005-A, Class A2, 4.70% (1 mo. Term SOFR + 0.38%), 04/25/2032 (a)	290,143	282,079
Series 2005-A, Class B1, 5.25%, 04/25/2032 (a)	62,589	57,569
GMAC Mortgage Corp. Loan Trust
Series 2002-HE1, Class A2, 4.91% (1 mo. Term SOFR + 0.59%), 01/25/2029	107,409	95,792
Series 2005-AR4, Class 2A2, 6.42%, 07/19/2035 (c)	94,079	70,482
Series 2005-AR6, Class 2A1, 3.84%, 11/19/2035 (c)	455,824	362,834
Series 2005-AR6, Class 3A1, 3.85%, 11/19/2035 (c)	9,940	8,612
Series 2006-AR1, Class 1A1, 3.94%, 04/19/2036 (c)	1,603,206	1,328,190
Series 2006-J1, Class A2, 5.75%, 04/25/2036	267,815	229,527
Series 2007-HE3, Class 2A1, 4.68%, 09/25/2037 (c)	94,940	93,207
Greenpoint Manufactured Housing
Series 1999-5, Class M2, 9.23%, 12/15/2029 (c)	560,156	559,090
Series 2000-3, Class IA, 8.39%, 06/20/2031 (c)	6,313,867	2,129,429
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A3, 4.99% (1 mo. Term SOFR + 0.67%), 06/25/2045	75,708	68,864
Series 2005-AR3, Class 1A1, 4.91% (1 mo. Term SOFR + 0.59%), 08/25/2045	520,060	436,736
Series 2005-AR5, Class 2A1, 4.99% (1 mo. Term SOFR + 0.67%), 11/25/2045	4,054,596	2,696,479
Series 2006-AR1, Class A1A, 5.01% (1 mo. Term SOFR + 0.69%), 02/25/2036	99,862	89,983
Series 2006-AR2, Class 3A2, 5.07% (1 mo. Term SOFR + 0.75%), 03/25/2036	198,166	192,185
Series 2007-AR2, Class 2A1, 4.83% (1 mo. Term SOFR + 0.51%), 05/25/2037	421,426	404,055
GS Mortgage Securities Corp.
Series 2008-2R, Class 1A1, 12.94%, 09/25/2036 (a)(c)	182,793	50,926
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a)(c)	239,134	26,389
Series 2009-4R, Class 2A3, 4.89% (1 mo. Term SOFR + 0.56%), 12/26/2036 (a)	2,634,320	1,903,878
Series 2015-3R, Class 1B, 4.71% (1 mo. Term SOFR + 0.39%), 01/26/2037 (a)	595,554	532,801
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A9, 5.00% (30 day avg SOFR US + 0.85%), 02/25/2052 (a)	1,551,376	1,437,477
GSAA Home Equity Trust
Series 2005-14, Class 1A2, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2035	770,008	346,709
Series 2006-11, Class 2A1, 4.61% (1 mo. Term SOFR + 0.29%), 07/25/2036	4,600,735	870,671
GSAA Trust
Series 2005-14, Class 2A3, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2035	257,311	232,638
Series 2005-7, Class AF4, 5.56%, 05/25/2035 (b)	249,342	238,219
Series 2006-1, Class A2, 4.87% (1 mo. Term SOFR + 0.55%), 01/25/2036	4,477,672	1,242,586
Series 2006-10, Class AF3, 5.98%, 06/25/2036 (c)	4,238,604	938,067
Series 2006-10, Class AF4, 6.80%, 06/25/2036 (b)	1,481,562	326,924
Series 2006-12, Class A1, 4.53% (1 mo. Term SOFR + 0.21%), 08/25/2036	3,133,807	724,385
Series 2006-15, Class AF4, 6.46%, 09/25/2036 (b)	2,007,270	504,748
Series 2006-17, Class A2, 4.79% (1 mo. Term SOFR + 0.47%), 11/25/2036	3,717,627	887,289
Series 2006-17, Class A3A, 4.91% (1 mo. Term SOFR + 0.59%), 11/25/2036	3,896,631	1,226,703
Series 2006-19, Class A1, 4.61% (1 mo. Term SOFR + 0.29%), 12/25/2036	75,232	19,496
Series 2006-20, Class 2A1A, 4.53% (1 mo. Term SOFR + 0.21%), 12/25/2046	416,414	200,469
Series 2006-20, Class 2A1B, 4.63% (1 mo. Term SOFR + 0.31%), 12/25/2046	10,817,333	416,709
Series 2006-3, Class A4, 5.13% (1 mo. Term SOFR + 0.81%), 03/25/2036	4,832,103	306,768
Series 2006-7, Class AF2, 5.99%, 03/25/2046 (c)	437,384	156,430
Series 2007-1, Class 1A1, 4.59% (1 mo. Term SOFR + 0.27%), 02/25/2037	8,127,603	2,262,613
Series 2007-1, Class 1A2, 4.77% (1 mo. Term SOFR + 0.45%), 02/25/2037	1,681,414	465,336
Series 2007-10, Class A1A, 6.00%, 11/25/2037	3,361,599	1,714,458
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,121,371	762,372
Series 2007-5, Class 2A1A, 4.67% (1 mo. Term SOFR + 0.35%), 04/25/2047	585,271	548,982
Series 2007-8, Class A3, 5.33% (1 mo. Term SOFR + 1.01%), 08/25/2037	200,822	197,571
GSAMP Trust
Series 2004-OPT, Class B3, 3.49%, 11/25/2034 (b)	791,737	597,165
Series 2004-OPT, Class M1, 3.61% (1 mo. Term SOFR + 0.98%), 11/25/2034	45,173	43,345
Series 2006-S5, Class A2, 6.16%, 09/25/2036 (b)	22,168,304	279,631
Series 2007-NC1, Class A2D, 4.89% (1 mo. Term SOFR + 0.57%), 12/25/2046	2,288,849	1,123,230
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A4, 8.50%, 01/25/2035 (a)	31,062	32,272
Series 2005-RP1, Class 1AF, 4.78% (1 mo. Term SOFR + 0.46%), 01/25/2035 (a)	27,506	24,029
Series 2005-RP2, Class 1AF, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2035 (a)	6,681,373	6,261,262
Series 2005-RP3, Class 1AF, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2035 (a)	408,197	350,601
Series 2006-RP1, Class 1AS, 0.00%, 01/25/2036 (a)(c)(d)(j)	11,830,157	168,718
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.50%, 01/25/2034	22,057	22,447
Series 2005-2F, Class 3A2, 3.32% (-1 x 1 mo. Term SOFR + 7.64%), 03/25/2035 (d)(f)	397,496	79,257
Series 2005-6F, Class 3A11, 4.73% (1 mo. Term SOFR + 0.41%), 07/25/2035	442,197	382,869
Series 2005-9F, Class 1A6, 5.50%, 12/25/2035	297,986	252,750
Series 2005-AR2, Class 1A2, 4.44%, 04/25/2035 (c)	342,913	294,955
Series 2005-AR2, Class 5A1, 7.64%, 04/25/2035 (c)	198,146	193,377
Series 2005-AR3, Class 5A1, 6.65%, 05/25/2035 (c)	796,117	687,305
Series 2005-AR3, Class 6A1, 4.30%, 05/25/2035 (c)	2,489,688	1,853,434
Series 2005-AR3, Class 7A1, 3.58%, 05/25/2035 (c)	389,015	325,234
Series 2005-AR6, Class B1, 6.00%, 09/25/2035 (c)	82,463	71,650
Series 2006-10F, Class 4A1, 4.78% (1 mo. Term SOFR + 0.46%), 01/25/2037	1,659,719	210,434
Series 2006-3F, Class 2A3, 5.75%, 03/25/2036	394,698	353,222
Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	241,130	215,792
Series 2006-3F, Class 5A1, 4.78% (1 mo. Term SOFR + 0.46%), 03/25/2036	1,297,833	176,566
Series 2006-3F, Class 5A2, 2.72% (-1 x 1 mo. Term SOFR + 7.04%), 03/25/2036 (d)(f)	376,890	32,965
Series 2006-4F, Class 4A2, 2.72% (-1 x 1 mo. Term SOFR + 7.04%), 05/25/2036 (d)(f)	8,239,273	931,105
Series 2006-7F, Class 4A2, 6.50%, 08/25/2036	1,698,944	441,792
Series 2006-AR1, Class 2A4, 4.73%, 01/25/2036 (c)	1,956,394	1,826,969
Series 2006-AR1, Class 3A1, 4.67%, 01/25/2036 (c)	112,252	134,160
Series 2006-AR2, Class 1A1, 4.79% (1 mo. Term SOFR + 0.47%), 12/25/2035	44,009	37,599
Series 2006-AR2, Class 3A1, 5.86%, 04/25/2036 (c)	466,116	270,616
Series 2007-3F, Class 3A7, 6.00%, 05/25/2037	3,534,334	2,568,116
Series 2007-3F, Class 4A1, 4.73% (1 mo. Term SOFR + 0.41%), 05/25/2037	4,360,709	705,811
Series 2007-AR1, Class 2A1, 4.50%, 03/25/2047 (c)	264,561	152,552
Series 2007-OA1, Class 2A3A, 4.74% (1 mo. Term SOFR + 0.42%), 05/25/2037	684,134	379,925
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A, 5.61%, 11/19/2034 (c)	481,059	439,387
Series 2004-8, Class 2A3, 5.25% (1 mo. Term SOFR + 0.93%), 11/19/2034	219,170	199,939
Series 2005-1, Class 2A1A, 4.97% (1 mo. Term SOFR + 0.65%), 03/19/2035	148,055	150,254
Series 2005-12, Class 1A1A, 6.40% (MTA + 2.00%), 10/19/2035	429,763	201,929
Series 2005-13, Class 2A11, 4.99% (1 mo. Term SOFR + 0.67%), 02/19/2036	1,574,452	686,057
Series 2005-14, Class 4A1A, 5.17%, 12/19/2035 (c)	1,280,955	648,296
Series 2005-14, Class 3A1A, 7.30%, 12/19/2035 (c)	9	9
Series 2005-15, Class 3A11, 6.40% (MTA + 2.00%), 10/20/2045	2,211,745	1,629,082
Series 2005-16, Class 3A1A, 4.93% (1 mo. Term SOFR + 0.61%), 01/19/2036	1,951,916	1,264,224
Series 2005-6, Class A1B, 5.43% (6 mo. Term SOFR + 1.19%), 07/19/2045	105,506	88,542
Series 2005-7, Class 1A1, 4.79% (Ent 11th COFI Repl + 1.85%), 06/19/2045	510,770	232,180
Series 2005-8, Class 1A2A, 5.09% (1 mo. Term SOFR + 0.77%), 09/19/2035	321,438	190,435
Series 2006-11, Class A1A, 4.77% (1 mo. Term SOFR + 0.45%), 12/19/2036 (e)	340,917	281,257
Series 2006-5, Class 2A1A, 4.79% (1 mo. Term SOFR + 0.47%), 07/19/2046	10,050,771	5,305,074
Series 2006-6, Class 1A1A, 5.01%, 08/19/2036 (c)	428,707	288,021
Series 2006-8, Class 1A1, 4.64% (1 mo. Term SOFR + 0.51%), 07/21/2036	685,987	325,214
Series 2006-9, Class 2A1A, 4.85% (1 mo. Term SOFR + 0.53%), 11/19/2036	896,640	819,836
Series 2006-BU1, Class 2A1B, 4.93% (1 mo. Term SOFR + 0.61%), 02/19/2046	556,798	417,393
Series 2007-2, Class 2A1A, 4.59% (1 mo. Term SOFR + 0.43%), 05/25/2038	3,602,343	2,875,717
Series 2007-4, Class 2A1, 4.65% (1 mo. Term SOFR + 0.55%), 07/19/2047	297,961	284,980
Series 2007-7, Class 2A1A, 6.43% (1 mo. Term SOFR + 2.11%), 10/25/2037	228,203	210,918
Home Equity Asset Trust, Series 2003-7, Class A2, 5.19% (1 mo. Term SOFR + 0.87%), 03/25/2034	32,585	32,045
Homebanc Mortgage Trust, Series 2005-1, Class A2, 5.05% (1 mo. Term SOFR + 0.73%), 03/25/2035	423,682	339,226
HSBC Asset Loan Obligation
Series 2006-2, Class 1A1, 6.00%, 12/25/2036	283,080	74,390
Series 2006-2, Class 1A7, 4.80% (1 mo. Term SOFR + 0.48%), 12/25/2036	8,273,277	1,575,436
Series 2007-WF1, Class A1, 4.55% (1 mo. Term SOFR + 0.23%), 12/25/2036	1,233,372	359,393
HSI Asset Securitization Corp.
Series 2006-HE2, Class 2A2, 4.65% (1 mo. Term SOFR + 0.33%), 12/25/2036	471,815	116,653
Series 2007-HE2, Class 2A1, 4.65% (1 mo. Term SOFR + 0.33%), 04/25/2037	166,056	81,629
Impac CMB Trust
Series 2004-5, Class 1M2, 5.30% (1 mo. Term SOFR + 0.98%), 10/25/2034	13,151	13,017
Series 2004-6, Class 1A2, 5.21% (1 mo. Term SOFR + 0.89%), 10/25/2034	32,297	32,252
Series 2004-6, Class 2A, 6.06%, 10/25/2034 (b)	348,806	426,264
Series 2005-7, Class A1, 4.95% (1 mo. Term SOFR + 0.63%), 11/25/2035	13,191	11,729
Series 2005-8, Class 1AM, 5.13% (1 mo. Term SOFR + 0.81%), 02/25/2036	856,998	801,544
Impac Secured Assets CMN Owner Trust
Series 2006-2, Class 1A2B, 4.77% (1 mo. Term SOFR + 0.45%), 08/25/2036	1,338,361	1,271,198
Series 2007-3, Class A1A, 4.65% (1 mo. Term SOFR + 0.33%), 09/25/2037	112,596	98,754
Series 2007-3, Class A1B, 4.91% (1 mo. Term SOFR + 0.59%), 09/25/2037	1,481,383	1,275,111
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1, 1.07%, 06/25/2056 (a)(c)	401,152	348,940
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (a)(c)	2,780,106	2,356,297
Series 2021-NQM2, Class A3, 1.52%, 09/25/2056 (a)(c)	215,616	184,172
Series 2021-NQM3, Class A1, 1.60%, 11/25/2056 (a)(c)	477,660	415,804
Indymac Home Equity Loan Asset-Backed Trust, Series 2001-C, Class M2, 6.61% (1 mo. Term SOFR + 2.29%), 12/25/2032	416,589	420,679
Indymac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.00%, 08/25/2037	2,645,898	958,185
Series 2007-A1, Class A7, 6.00%, 08/25/2037	1,373,066	497,744
Indymac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2A1, 6.50%, 09/25/2037	26,514	14,116
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1, 4.81%, 09/25/2036 (c)	285,814	178,850
Series 2006-AR2, Class 4A1, 4.49%, 09/25/2036 (c)	124,470	115,928
Series 2007-AR1, Class 1A1, 4.12%, 03/25/2037 (c)	171,679	132,573
Series 2007-AR1, Class 1A2, 4.12%, 03/25/2037 (c)	276,113	214,146
Indymac Index Mortgage Loan Trust
Series 2004-AR9, Class B1, 4.40%, 11/25/2034 (c)	438,666	365,232
Series 2005-AR11, Class A3, 3.74%, 08/25/2035 (c)	29,805	21,568
Series 2005-AR31, Class 5A1, 5.01% (1 mo. Term SOFR + 0.69%), 01/25/2036	2,038,114	1,365,336
Series 2005-AR5, Class 4A1, 4.21%, 05/25/2035 (c)	208,409	143,156
Series 2005-AR7, Class 1A1, 3.58%, 06/25/2035 (c)	634,382	349,270
Series 2006-AR25, Class 4A3, 3.72%, 09/25/2036 (c)	1,778,671	1,447,006
Series 2006-AR5, Class 2A1, 3.68%, 05/25/2036 (c)	1,239,466	1,204,931
Series 2006-AR9, Class 3A3, 3.45%, 06/25/2036 (c)	74,156	64,224
Series 2007-AR15, Class 2A1, 3.45%, 08/25/2037 (c)	204,860	144,526
IndyMac INDX Mortgage Loan Trust, Series 2006-AR37, Class 1A1, 4.42%, 02/25/2037 (c)	48,657	39,887
Indymac Residential Asset Backed Trust
Series 2006-C, Class 2A, 4.69% (1 mo. Term SOFR + 0.37%), 08/25/2036	57,057	54,646
Series 2007-A, Class 1A, 4.65% (1 mo. Term SOFR + 0.33%), 04/25/2037	256,715	197,373
Series 2007-A, Class 2A2, 4.62% (1 mo. Term SOFR + 0.30%), 04/25/2037	283,722	191,304
Series 2007-A, Class 2A4B, 4.88% (1 mo. Term SOFR + 0.56%), 04/25/2037	3,710,580	1,477,816
Investment Capital Access, Inc., Series 13, Class M1, 7.88%, 12/28/2033 (b)	22,582	22,625
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 4.49% (1 mo. Term SOFR + 0.17%), 05/25/2037	450,664	92,354
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11, 6.00%, 12/25/2035	10,483	6,992
Series 2006-A1, Class 2A2, 4.94%, 03/25/2036 (c)	2,282,150	1,707,272
Series 2006-A2, Class 2A2, 4.70%, 05/25/2036 (c)	1,034,658	623,446
Series 2006-A2, Class 3A1, 4.25%, 05/25/2036 (c)	712,506	394,791
Series 2006-A4, Class A8, 4.33%, 09/25/2036 (c)	5,964	6,978
Series 2006-A5, Class 1A1, 4.75% (1 mo. Term SOFR + 0.43%), 10/25/2036	167,120	152,691
Series 2006-A6, Class 2A6, 4.94%, 11/25/2036 (c)	708,876	594,643
Series 2006-S1, Class 3A5, 5.73%, 03/25/2036 (c)	32,502	32,576
Series 2006-S3, Class A6, 6.62%, 08/25/2036 (b)	118,763	118,162
Series 2007-A2, Class 2A1, 4.83%, 05/25/2037 (c)	135,843	120,596
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 6.83%, 02/25/2034 (c)	55,729	56,620
Series 2004-A3, Class 1A1, 6.51%, 07/25/2034 (c)	174,133	162,823
Series 2004-A3, Class 4A1, 6.92%, 07/25/2034 (c)	35,030	34,757
Series 2005-A1, Class 3A4, 5.64%, 02/25/2035 (c)	17,171	16,497
Series 2005-A2, Class 1A1, 6.04%, 04/25/2035 (c)	90,895	88,966
Series 2005-A2, Class 2A1, 3.95%, 04/25/2035 (c)	79,818	66,071
Series 2005-A3, Class 6A5, 5.73%, 06/25/2035 (c)	137,120	138,279
Series 2005-A8, Class 1A1, 5.08%, 11/25/2035 (c)	1,524,529	1,194,447
Series 2005-A8, Class 2A3, 5.71%, 11/25/2035 (c)	359,096	294,241
Series 2005-ALT1, Class 2A1, 5.46%, 10/25/2035 (c)	213,853	163,769
Series 2005-S3, Class 2A2, 5.50%, 01/25/2036	161,692	138,256
Series 2006-A4, Class 5A1, 4.44%, 06/25/2036 (c)	109,689	74,968
Series 2006-A6, Class 3A2, 4.43%, 10/25/2036 (c)	318,688	176,624
Series 2006-A7, Class 2A3, 4.48%, 01/25/2037 (c)	1,077,876	840,324
Series 2006-A7, Class 2A4R, 4.48%, 01/25/2037 (c)	221,563	172,733
Series 2006-S3, Class 1A13, 6.50%, 08/25/2036	626,831	192,122
Series 2007-A1, Class B1, 6.28%, 07/25/2035 (c)	33,182	30,161
Series 2007-A3, Class 1A1, 4.76%, 05/25/2037 (c)	466,883	396,812
Series 2007-A4, Class 1A1, 4.68%, 06/25/2037 (c)	1,668,049	1,316,615
Series 2007-A4, Class 3A1, 5.30%, 06/25/2037 (c)	53,265	41,019
Series 2007-S1, Class 2A22, 5.75%, 03/25/2037	306,801	108,254
Series 2007-S3, Class 1A18, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2037	843,748	267,122
Series 2007-S3, Class 1A64, 7.50%, 08/25/2037	2,931,948	931,366
Series 2007-S3, Class 1A96, 6.00%, 08/25/2037	18,614	8,050
Series 2007-S3, Class 1A97, 6.00%, 08/25/2037	37,211	16,093
Series 2013-3, Class A3, 3.39%, 07/25/2043 (a)(c)	125,455	117,814
Series 2016-1, Class A7, 3.50%, 05/25/2046 (a)(c)	224,005	204,514
Series 2016-3, Class 1A10, 3.00%, 10/25/2046 (a)(c)	808,037	704,967
Series 2016-4, Class A12, 3.00%, 10/25/2046 (a)(c)(g)	858,612	708,084
Series 2017-4, Class A3, 3.50%, 11/25/2048 (a)(c)	4,130	3,763
Series 2019-1, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 05/25/2049 (a)	1,272,859	1,214,746
Series 2019-8, Class A11, 5.28% (1 mo. Term SOFR + 0.96%), 03/25/2050 (a)	264,799	250,864
Series 2019-9, Class A11, 5.33% (1 mo. Term SOFR + 1.01%), 05/25/2050 (a)	1,625,071	1,558,175
Series 2019-INV1, Class A11, 5.38% (1 mo. Term SOFR + 1.06%), 09/25/2049 (a)	1,241,655	1,190,015
Series 2019-INV3, Class A11, 5.43% (1 mo. Term SOFR + 1.11%), 05/25/2050 (a)	1,526,670	1,457,107
Series 2020-2, Class A7A, 3.00%, 07/25/2050 (a)(c)	941,783	801,522
Series 2020-5, Class A11, 5.44% (1 mo. Term SOFR + 1.11%), 12/25/2050 (a)	343,897	327,407
Series 2020-8, Class A11, 5.22% (30 day avg SOFR US + 0.90%), 03/25/2051 (a)	616,013	580,483
Series 2020-INV1, Class A11, 5.26% (1 mo. Term SOFR + 0.94%), 08/25/2050 (a)	4,162	3,929
Series 2021-3, Class A4, 2.50%, 07/25/2051 (a)(c)	66,025	59,894
JP Morgan Reremic
Series 2009-11, Class 3A2, 5.95%, 01/26/2037 (a)(c)(e)	5,028,176	3,994,258
Series 2014-1, Class 3A1, 3.00%, 05/26/2037 (a)	436,933	425,033
Lehman Mortgage Trust
Series 2005-2, Class 3A5, 5.50%, 12/25/2035	1,144,352	588,632
Series 2005-2, Class AX, 5.50%, 12/25/2035 (d)(e)	296,522	52,633
Series 2005-3, Class 3A1, 6.00%, 01/25/2036	5,405,978	1,187,499
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	601,470	277,174
Series 2006-1, Class 3A5, 5.50%, 02/25/2036	2,192,801	1,568,665
Series 2006-2, Class 1A1, 5.74%, 04/25/2036 (c)	154,809	96,195
Series 2006-5, Class 2A1, 4.78% (1 mo. Term SOFR + 0.46%), 09/25/2036	3,842,942	496,568
Series 2006-6, Class 1A1, 4.93% (1 mo. Term SOFR + 0.61%), 10/25/2036	3,390,018	875,729
Series 2006-7, Class 1A8, 4.61% (1 mo. Term SOFR + 0.29%), 11/25/2036	2,442,362	1,040,614
Series 2006-7, Class 4A1, 4.68% (1 mo. Term SOFR + 0.36%), 11/25/2036	2,159,796	123,056
Series 2006-9, Class 1A2, 5.03% (1 mo. Term SOFR + 0.71%), 01/25/2037	1,126,482	574,766
Series 2007-1, Class 2A3, 2.20% (-1 x 1 mo. Term SOFR + 6.52%), 02/25/2037 (d)(f)	8,541,532	1,034,157
Series 2007-1, Class 3A1, 4.68% (1 mo. Term SOFR + 0.36%), 02/25/2037	2,196,501	307,638
Series 2007-1, Class 3A2, 2.82% (-1 x 1 mo. Term SOFR + 7.14%), 02/25/2037 (d)(f)	13,376,690	1,476,139
Series 2007-2, Class 1A1, 5.75%, 02/25/2037	1,023,005	671,773
Series 2007-3, Class 1A2, 2.27% (-1 x 1 mo. Term SOFR + 6.59%), 03/25/2037 (d)(e)(f)	1,386,376	189,656
Series 2007-4, Class 2A3, 4.76% (1 mo. Term SOFR + 0.44%), 05/25/2037	5,431,634	1,081,549
Series 2007-5, Class 10A4, 4.84% (1 mo. Term SOFR + 0.52%), 06/25/2037	3,109,980	683,724
Series 2007-6, Class 1A7, 6.00%, 07/25/2037	135,140	119,888
Series 2007-7, Class 1A1, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2037	2,095,996	1,014,849
Series 2008-2, Class 1A1, 6.00%, 03/25/2038	302,050	75,370
Series 2008-2, Class 1A11, 6.00%, 03/25/2038	6,841,839	1,707,232
Series 2008-3, Class A1, 4.80% (1 mo. Term SOFR + 0.48%), 02/25/2037	40,219,429	9,107,050
Series 2008-4, Class A1, 4.81% (1 mo. Term SOFR + 0.49%), 01/25/2037	7,731,290	2,172,564
Lehman XS Trust
Series 2005-10, Class 1A1, 4.95% (1 mo. Term SOFR + 0.63%), 01/25/2036	932,888	783,459
Series 2005-3, Class 1M1, 5.18% (1 mo. Term SOFR + 0.86%), 09/25/2035	4,344,464	4,250,864
Series 2005-7N, Class 1A1B, 5.03% (1 mo. Term SOFR + 0.71%), 12/25/2035	195,131	157,974
Series 2005-8, Class 2A4A, 6.19%, 12/25/2035 (b)	34,936	38,018
Series 2006-10N, Class 2A1, 4.67% (1 mo. Term SOFR + 0.35%), 05/25/2046	164,477	164,133
Series 2006-12N, Class A31A, 4.83% (1 mo. Term SOFR + 0.51%), 08/25/2046	55,420	56,335
Series 2006-GP2, Class 1A5A, 4.85% (1 mo. Term SOFR + 0.53%), 06/25/2046	47,823	45,815
Series 2007-10H, Class 2A2, 7.50%, 07/25/2037	335,456	313,052
Series 2007-15N, Class 2A1, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2037	24,652	24,202
Series 2007-16N, Class 2A2, 6.13% (1 mo. Term SOFR + 1.81%), 09/25/2047	6,786,497	6,072,867
Series 2007-3, Class 1BA1, 4.75% (1 mo. Term SOFR + 0.43%), 03/25/2037	301,271	284,464
Series 2007-3, Class 1BA2, 5.21% (6 mo. Term SOFR + 0.93%), 03/25/2037	263,641	265,018
Series 2007-6, Class 1A1, 5.96% (6 mo. Term SOFR + 1.68%), 05/25/2037	480,264	388,874
Series 2007-7N, Class 1A2, 4.91% (1 mo. Term SOFR + 0.59%), 06/25/2047	893,610	829,393
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 4.87% (1 mo. Term SOFR + 0.55%), 06/25/2034	1,867,669	1,856,624
Series 2004-4, Class M1, 5.33% (1 mo. Term SOFR + 1.01%), 10/25/2034	22,245	21,512
Series 2006-A, Class A1, 4.61% (1 mo. Term SOFR + 0.29%), 05/25/2036	973,840	17,319
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2036	99,926	88,108
Master Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/2037 (a)(c)(e)	414,059	274,832
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A7, 6.04%, 11/21/2034 (c)	201,184	194,036
Series 2004-4, Class 2A3, 6.80%, 05/25/2034 (c)	175,040	165,496
Series 2004-6, Class 4A6, 6.02%, 07/25/2034 (c)	74,248	73,961
Series 2005-6, Class 5A1, 3.42%, 07/25/2035 (c)	167,309	149,109
Series 2005-6, Class 7A1, 6.78%, 06/25/2035 (c)	12,332	11,436
Series 2006-2, Class 2A1, 7.35%, 04/25/2036 (c)	57,792	27,081
MASTR Adjustable Rate Mortgages Trust
Series 2005-7, Class 3A1, 3.59%, 09/25/2035 (c)	355,462	213,305
Series 2006-OA1, Class 1A1, 4.64% (1 mo. Term SOFR + 0.32%), 04/25/2046	210,816	193,326
MASTR Alternative Loans Trust
Series 2003-6, Class B1, 5.71%, 09/25/2033 (c)	318,398	288,399
Series 2004-13, Class 10A3, 5.75%, 01/25/2035	439,274	371,910
Series 2004-4, Class 1A1, 5.50%, 05/25/2034	18,417	18,136
Series 2005-4, Class 5A1, 6.00%, 05/25/2035	543,792	481,691
Series 2005-5, Class 3A1, 5.75%, 08/25/2035	3,605,017	1,615,592
Series 2005-6, Class 2A1, 4.88% (1 mo. Term SOFR + 0.56%), 12/25/2035	3,483,531	576,191
Series 2006-1, Class A2, 5.13% (1 mo. Term SOFR + 0.81%), 02/25/2036	1,895,300	608,979
Series 2006-2, Class 2A1, 4.83% (1 mo. Term SOFR + 0.51%), 03/25/2036	239,522	22,104
Series 2006-3, Class 2A2, 6.75%, 07/25/2036	1,065,125	358,947
Series 2007-1, Class 2A15, 4.80% (1 mo. Term SOFR + 0.48%), 10/25/2036	2,576,652	529,730
Series 2007-1, Class 2A7, 6.00%, 10/25/2036	979,530	266,226
Series 2007-HF1, Class 1A1, 4.07%, 10/25/2047 (c)	596,176	497,689
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 4.77% (1 mo. Term SOFR + 0.45%), 06/25/2036	494,050	455,904
Series 2006-FRE2, Class A5, 4.91% (1 mo. Term SOFR + 0.59%), 03/25/2036	219,475	130,098
MASTR Asset Securitization Trust
Series 2004-3, Class 4A10, 5.50%, 03/25/2034	431,789	375,269
Series 2004-4, Class 1A7, 5.25%, 12/26/2033	174,311	170,517
Series 2006-2, Class 1A14, 6.00%, 06/25/2036	560,500	307,281
Mastr Seasoned Securities Trust, Series 2005-1, Class 4A1, 7.21%, 10/25/2032 (c)	206,932	198,795
Mastr Specialized Loan Trust, Series 2005-2, Class M4, 3.47% (1 mo. Term SOFR + 2.38%), 07/25/2035 (a)	901,537	952,959
Mellon Residential Funding Corp.
Series 1999-TBC3, Class A2, 5.14%, 10/20/2029 (c)	318,464	309,767
Series 2000-TBC2, Class A1, 4.91% (1 mo. Term SOFR + 0.59%), 06/15/2030	130,869	127,545
Series 2000-TBC3, Class A1, 4.87% (1 mo. Term SOFR + 0.55%), 12/15/2030	86,964	84,380
Meritage Mortgage Loan Trust, Series 2004-1, Class M1, 5.18% (1 mo. Term SOFR + 0.86%), 07/25/2034 (e)	270,378	231,309
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2C, 4.89% (1 mo. Term SOFR + 0.57%), 01/25/2037	3,617,716	1,081,825
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-5, Class 1A, 5.28% (1 mo. Term SOFR + 0.96%), 10/25/2037	2,729,385	1,645,148
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 6.53% (1 yr. CMT Rate + 2.40%), 08/25/2036	444,487	379,602
Series 2007-3, Class 2A1, 4.70%, 06/25/2037 (c)	875,805	509,495
Merrill Lynch Mortgage Investors, Inc.
Series 2003-HE1, Class M1, 5.48% (1 mo. Term SOFR + 1.16%), 07/25/2034	49,875	49,415
Series 2005-A10, Class A, 4.85% (1 mo. Term SOFR + 0.53%), 02/25/2036	2,399,641	2,350,068
Series 2005-A5, Class A3, 4.74%, 06/25/2035 (c)	313,091	301,795
Series 2005-A9, Class 2A1E, 6.02%, 12/25/2035 (c)	218,198	211,084
Series 2006-AR1, Class A1, 4.76% (1 mo. Term SOFR + 0.44%), 03/25/2037 (a)	474,109	155,766
Series 2006-RM2, Class A1A, 4.80% (1 mo. Term SOFR + 0.48%), 05/25/2037	7,479,973	2,085,131
Series 2006-RM3, Class A1B, 4.81% (1 mo. Term SOFR + 0.49%), 06/25/2037	5,939,596	173,385
MFRA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056 (a)(c)	227,714	203,714
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1, 5.21% (1 mo. Term SOFR + 0.89%), 03/25/2028	12,715	11,328
Series 2003-C, Class A1, 5.09% (1 mo. Term SOFR + 0.77%), 06/25/2028	264,709	246,909
Series 2003-D, Class A, 5.05% (1 mo. Term SOFR + 0.73%), 08/25/2028	37,983	35,702
Series 2003-F, Class A3, 6.36%, 10/25/2028 (c)	99,739	98,492
Series 2003-H, Class A1, 5.07% (1 mo. Term SOFR + 0.75%), 01/25/2029	299,949	261,965
Series 2004-A, Class B1, 5.18% (1 mo. Term SOFR + 0.86%), 04/25/2029	64,172	40,580
Series 2004-G, Class A1, 4.99% (1 mo. Term SOFR + 0.67%), 01/25/2030	26,210	24,706
Series 2005-3, Class 2A, 5.47%, 11/25/2035 (c)	9,868	9,542
Series 2006-1, Class 2A1, 5.74%, 02/25/2036 (c)	288,654	284,247
Series 2006-2, Class 2A, 5.99%, 05/25/2036 (c)	32,124	31,444
Series 2006-3, Class 2A1, 6.16%, 10/25/2036 (c)	610,908	517,950
Morgan Stanley ABS Capital I, Inc.
Series 2003-NC8, Class B1, 9.83% (1 mo. Term SOFR + 5.51%), 09/25/2033	101,617	105,370
Series 2004-HE6, Class M2, 5.33% (1 mo. Term SOFR + 1.01%), 08/25/2034	136,306	134,479
Series 2004-HE6, Class M3, 5.41% (1 mo. Term SOFR + 1.09%), 08/25/2034	58,944	56,526
Series 2004-NC5, Class M1, 5.33% (1 mo. Term SOFR + 1.01%), 05/25/2034	940,002	906,670
Series 2005-HE1, Class M2, 5.14% (1 mo. Term SOFR + 0.82%), 12/25/2034	231,206	226,390
Series 2006-HE6, Class A2FP, 4.55% (1 mo. Term SOFR + 0.23%), 09/25/2036	155,362	52,961
Series 2007-HE7, Class A2C, 5.68% (1 mo. Term SOFR + 1.36%), 07/25/2037	2,105,000	1,868,128
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR, Class 1A2A, 4.74% (1 mo. Term SOFR + 0.42%), 01/25/2035	65,165	61,668
Series 2004-5AR, Class 2A, 4.97%, 07/25/2034 (c)	135,447	124,872
Series 2005-10, Class 1A1, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2035	360,086	213,395
Series 2005-10, Class 1A5, 5.75%, 12/25/2035	25,009	16,208
Series 2005-4, Class 4A, 4.55%, 08/25/2035 (c)	34,447	15,511
Series 2005-6AR, Class 3A2, 5.63%, 11/25/2035 (c)	521,979	453,380
Series 2005-7, Class 7A6, 5.50%, 11/25/2035	114,895	105,585
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	458,478	188,642
Series 2006-16AX, Class 1A, 4.77% (1 mo. Term SOFR + 0.45%), 11/25/2036	2,786,179	434,122
Series 2006-16AX, Class 2A2, 4.77% (1 mo. Term SOFR + 0.45%), 11/25/2036	4,749,014	1,294,568
Series 2006-17XS, Class A6, 6.08%, 10/25/2046 (b)	2,066,897	476,547
Series 2006-2, Class 6A, 6.50%, 02/25/2036	348,244	144,346
Series 2006-3AR, Class 2A3, 4.66%, 03/25/2036 (c)	608,192	342,022
Series 2006-7, Class 4A2, 5.18% (1 mo. Term SOFR + 0.86%), 06/25/2036	3,037,803	1,066,190
Series 2006-7, Class 5A2, 5.96%, 06/25/2036 (c)	38,268	10,072
Series 2006-8AR, Class 3A, 4.27%, 06/25/2036 (c)	521,528	375,865
Series 2006-8AR, Class 3B1, 6.27%, 06/25/2036 (c)	13,561	9,414
Series 2006-8AR, Class 4A2, 6.62%, 06/25/2036 (c)	10,042	8,874
Series 2007-10XS, Class A19, 6.00%, 02/25/2037 (c)	549,283	181,427
Series 2007-14AR, Class 3A3, 4.54%, 10/25/2037 (c)	313,294	296,286
Series 2007-15AR, Class 1A1, 4.17%, 11/25/2037 (c)	1,392,440	1,144,944
Series 2007-1XS, Class 2A4A, 6.58%, 09/25/2046 (b)	5,459,752	1,431,828
Series 2007-2AX, Class 2A1, 4.61% (1 mo. Term SOFR + 0.29%), 12/25/2036	871,026	293,930
Series 2007-6XS, Class 2A5S, 6.50%, 02/25/2047 (b)	1,647,406	553,555
Series 2007-7AX, Class 1A, 4.87% (1 mo. Term SOFR + 0.55%), 04/25/2037	1,993,085	466,674
Series 2007-7AX, Class 2A1, 4.67% (1 mo. Term SOFR + 0.35%), 04/25/2037	9,958,414	2,572,865
Series 2007-7AX, Class 2A3, 5.15% (1 mo. Term SOFR + 0.83%), 04/25/2037	196,226	50,726
Series 2007-7AX, Class 2A4, 5.07% (1 mo. Term SOFR + 0.75%), 04/25/2037	10,923,871	451,375
Series 2007-7AX, Class 2A6, 5.07% (1 mo. Term SOFR + 0.75%), 04/25/2037	2,743,559	113,364
Series 2007-8XS, Class A1, 5.75%, 04/25/2037 (c)	1,788,434	861,282
Morgan Stanley Reremic Trust
Series 2010-R5, Class 3B, 3.28%, 03/26/2037 (a)(b)	242,152	251,415
Series 2013-R3, Class 6B2, 4.25%, 12/26/2036 (a)(c)	308,324	270,201
Series 2015-R2, Class 1B, 4.12% (MTA + 0.71%), 12/27/2046 (a)	817,157	740,349
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class B15, 4.78% (1 mo. LIBOR US + 0.34%), 04/16/2036 (a)(i)	4,621,763	3,346,469
MortgageIT Trust
Series 2005-3, Class A1, 5.03% (1 mo. Term SOFR + 0.71%), 08/25/2035	63,090	62,717
Series 2005-4, Class A1, 4.99% (1 mo. Term SOFR + 0.67%), 10/25/2035	82,425	82,102
Series 2006-1, Class 1A1, 4.89% (1 mo. Term SOFR + 0.57%), 04/25/2036	269,714	255,396
New Century Alternative Mortgage Loan Trust, Series 2006-ALT2, Class AF3, 4.51%, 10/25/2036 (c)	1,510,120	271,848
New Century Home Equity Loan Trust
Series 2002-1, Class M2, 6.53% (1 mo. Term SOFR + 2.21%), 03/25/2032	69,124	69,147
Series 2003-A, Class A, 3.62% (1 mo. Term SOFR + 0.83%), 10/25/2033 (a)	381,795	385,481
Series 2004-4, Class M1, 5.20% (1 mo. Term SOFR + 0.88%), 02/25/2035	416,382	402,637
Series 2004-4, Class M2, 5.23% (1 mo. Term SOFR + 0.91%), 02/25/2035	8,185	10,344
Series 2005-3, Class M5, 5.44% (1 mo. Term SOFR + 0.78%), 07/25/2035	204,437	203,205
Series 2005-A, Class A6, 4.60%, 08/25/2035 (b)	53,926	52,138
Series 2006-S1, Class A1, 4.77% (1 mo. Term SOFR + 0.45%), 03/25/2036	10,292,113	230,610
New York Mortgage Trust, Series 2006-1, Class 2A2, 4.98%, 05/25/2036 (c)	28,658	23,872
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (a)(c)	1,908,080	1,669,307
Nomura Asset Acceptance Corp.
Series 2006-AF2, Class 2A, 4.27%, 08/25/2036 (c)	686,301	642,855
Series 2006-AF2, Class 4A, 5.92%, 08/25/2036 (c)	504,076	464,202
Series 2006-AR4, Class A1A, 4.77% (1 mo. Term SOFR + 0.45%), 12/25/2036	172,703	154,698
Series 2007-1, Class 1A1A, 6.50%, 03/25/2047 (b)	754,551	691,404
Series 2007-1, Class 1A3, 6.46%, 03/25/2047 (b)	235,228	221,553
Series 2007-2, Class A1B, 6.02%, 06/25/2037 (c)	987,850	872,032
Nomura Home Equity Loan Inc, Series 2006-AF1, Class A1, 6.53%, 10/25/2036 (b)	1,408,017	287,161
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10, 4.78%, 12/26/2035 (a)(c)	2,506,410	764,206
Series 2014-1R, Class 1A13, 1.66% (1 mo. Term SOFR + 0.27%), 10/26/2036 (a)(e)	1,401,703	1,140,285
Series 2015-10R, Class 1A2, 4.77%, 12/25/2036 (a)(c)(g)	1,337,386	1,110,157
Novastar Home Equity Loan
Series 2003-1, Class A2, 5.21% (1 mo. Term SOFR + 0.89%), 05/25/2033	29,867	29,339
Series 2006-3, Class A2C, 4.75% (1 mo. Term SOFR + 0.43%), 10/25/2036	4,203,146	1,895,185
Series 2006-5, Class A2B, 4.67% (1 mo. Term SOFR + 0.35%), 11/25/2036	928,909	281,779
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1, 7.45%, 05/15/2027	25,616	24,647
Series 1999-C, Class A2, 7.48%, 08/15/2027	548,237	405,159
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 1A3, 3.00%, 02/25/2060 (a)(c)	1,191,527	1,027,474
Series 2020-EXP2, Class A9, 3.00%, 05/25/2060 (a)(c)	224,589	196,261
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1, 5.87%, 01/25/2037 (b)	1,739,564	1,485,336
Origen Manufactured Housing, Series 2002-A, Class M2, 8.85%, 05/15/2032 (c)	188,601	191,925
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6, Class A2C, 4.75% (1 mo. Term SOFR + 0.43%), 09/25/2037	1,323,546	576,806
PHH Alternative Mortgage Trust
Series 2007-2, Class 1A4, 5.03% (1 mo. Term SOFR + 0.71%), 05/25/2037	724,423	644,904
Series 2007-2, Class 3A1, 6.00%, 05/25/2037	205,071	189,886
PHH Mortgage Capital LLC, Series 2007-3, Class A3, 4.43%, 06/18/2037 (c)	6,919	6,830
Popular ABS, Inc.
Series 2002-5, Class M1, 5.80%, 11/25/2032 (b)	434,749	445,219
Series 2004-3, Class M2, 3.78%, 07/25/2034 (b)	667,699	570,673
Prime Mortgage Trust
Series 2005-4, Class 1A2, 5.00%, 10/25/2026	107,700	104,273
Series 2005-4, Class 2A9, 5.50%, 10/25/2035	75,441	68,857
Series 2006-1, Class 3A1, 4.78% (1 mo. Term SOFR + 0.46%), 06/25/2036	1,178,216	848,273
Series 2006-1, Class 3A2, 2.72% (-1 x 1 mo. Term SOFR + 7.04%), 06/25/2036 (d)(f)	1,178,216	166,505
Series 2006-2, Class 1A21, 4.76% (1 mo. Term SOFR + 0.44%), 11/25/2036	2,457,179	2,010,327
Series 2006-DR1, Class 2A1, Pool DR12A1, 5.50%, 05/25/2035 (a)	2,971,483	2,783,356
Series 2006-DR1, Class 2A2, 6.00%, 05/25/2035 (a)	369,957	316,587
Series 2007-1, Class A2, 6.00%, 03/25/2037	2,007,084	1,806,699
RAAC Series
Series 2005-SP1, Class 1A1, 5.00%, 09/25/2034	90,991	90,113
Series 2005-SP2, Class 2A, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2044	619,542	563,953
RALI Trust
Series 2005-QA7, Class A1, 4.67%, 07/25/2035 (c)	1,798,499	1,282,606
Series 2005-QA8, Class CB21, 5.27%, 07/25/2035 (c)	383,023	196,666
Series 2005-QA9, Class CB11, 4.77%, 08/25/2035 (c)	94,756	85,618
Series 2005-QO1, Class A1, 4.73% (1 mo. Term SOFR + 0.41%), 08/25/2035	1,575,363	1,102,314
Series 2005-QS10, Class 3A1, 4.93% (1 mo. Term SOFR + 0.61%), 08/25/2035	262,692	179,450
Series 2005-QS10, Class 3A3, 5.50%, 08/25/2035	1,245,487	910,251
Series 2005-QS11, Class A3, 0.57% (-1 x 1 mo. Term SOFR + 4.89%), 07/25/2035 (d)(f)	366,801	20,961
Series 2005-QS12, Class A8, 4.78% (1 mo. Term SOFR + 0.46%), 08/25/2035	2,740,169	2,199,783
Series 2005-QS13, Class 2A3, 5.75%, 09/25/2035	1,743,329	1,480,961
Series 2005-QS14, Class 2A1, 6.00%, 09/25/2035	3,344,113	1,018,249
Series 2005-QS14, Class 3A1, 6.00%, 09/25/2035	742,459	652,898
Series 2005-QS14, Class 3A3, 6.00%, 09/25/2035	1,725,331	1,517,207
Series 2005-QS16, Class A1, 5.13% (1 mo. Term SOFR + 0.81%), 11/25/2035	836,523	690,463
Series 2005-QS7, Class A1, 5.50%, 06/25/2035	1,315,185	1,105,501
Series 2006-QA3, Class A2, 5.03% (1 mo. Term SOFR + 0.71%), 04/25/2036	1,756,180	1,530,144
Series 2006-QA5, Class 1A1, 4.79% (1 mo. Term SOFR + 0.47%), 07/25/2036	4,411,735	1,420,865
Series 2006-QA5, Class 1A3, 4.87% (1 mo. Term SOFR + 0.55%), 07/25/2036	25,467	8,267
Series 2006-QA6, Class A1, 4.81% (1 mo. Term SOFR + 0.49%), 07/25/2036	236,666	215,069
Series 2006-QA9, Class A1, 4.79% (1 mo. Term SOFR + 0.47%), 11/25/2036	47,633	24,899
Series 2006-QO10, Class A1, 4.75% (1 mo. Term SOFR + 0.43%), 01/25/2037	3,193,178	2,861,008
Series 2006-QO2, Class A1, 4.87% (1 mo. Term SOFR + 0.55%), 02/25/2046	7,163,433	1,207,432
Series 2006-QO4, Class 2A1, 4.81% (1 mo. Term SOFR + 0.49%), 04/25/2046	1,113,562	1,037,529
Series 2006-QO7, Class 3A2, 4.84% (1 mo. Term SOFR + 0.52%), 09/25/2046	394,885	387,024
Series 2006-QS12, Class 2A15, 4.93% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,165,393	855,243
Series 2006-QS12, Class 2A18, 5.75%, 09/25/2036	231,484	184,303
Series 2006-QS13, Class 1A1, 4.77% (1 mo. Term SOFR + 0.45%), 09/25/2036	4,249,972	3,057,475
Series 2006-QS13, Class 1A10, 6.00%, 09/25/2036	466,929	368,629
Series 2006-QS15, Class A3, 6.50%, 10/25/2036	100,379	87,138
Series 2006-QS16, Class A9, 6.00%, 11/25/2036	87,705	69,553
Series 2006-QS17, Class A2, 2.22% (-1 x 1 mo. Term SOFR + 6.54%), 12/25/2036 (d)(f)	1,435,746	166,258
Series 2006-QS18, Class 2A1, 4.88% (1 mo. Term SOFR + 0.56%), 12/25/2036	15,964,892	11,692,877
Series 2006-QS2, Class 1A10, 4.93% (1 mo. Term SOFR + 0.61%), 02/25/2036	2,730,722	2,111,917
Series 2006-QS2, Class 1A14, 5.13% (1 mo. Term SOFR + 0.81%), 02/25/2036	236,728	185,498
Series 2006-QS2, Class 1A17, 4.91% (1 mo. Term SOFR + 0.59%), 02/25/2036	3,590,376	2,773,105
Series 2006-QS2, Class 1A2, 4.93% (1 mo. Term SOFR + 0.61%), 02/25/2036	1,365,754	1,056,262
Series 2006-QS2, Class 1A7, 6.00%, 02/25/2036 (d)	213,496	36,274
Series 2006-QS3, Class 2AP, 0.00%, 03/25/2036 (h)	461,878	235,789
Series 2006-QS4, Class A12, 4.93% (1 mo. Term SOFR + 0.61%), 04/25/2036	1,809,689	1,340,938
Series 2006-QS4, Class A2, 6.00%, 04/25/2036	391,986	319,578
Series 2006-QS4, Class A8, 8.00% (-790 x 1 mo. Term SOFR + 5,052.56%), 04/25/2036 (f)	115,443	97,490
Series 2006-QS6, Class 1A1, 6.00%, 06/25/2036	410,083	335,110
Series 2006-QS6, Class 1A11, 5.13% (1 mo. Term SOFR + 0.81%), 06/25/2036	1,237,289	947,330
Series 2006-QS6, Class 1A15, 6.00%, 06/25/2036	356,500	291,338
Series 2006-QS6, Class 1A5, 5.75%, 06/25/2036	194,741	156,709
Series 2006-QS6, Class 1A9, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2036	1,976,339	1,502,943
Series 2006-QS7, Class A1, 6.00%, 06/25/2036	56,100	44,353
Series 2006-QS9, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 07/25/2036	348,280	251,731
Series 2006-QS9, Class 1A4, 6.00%, 07/25/2036	200,682	161,745
Series 2006-QS9, Class 1A8, 5.08% (1 mo. Term SOFR + 0.76%), 07/25/2036	713,920	524,710
Series 2007-QH8, Class A, 5.40%, 10/25/2037 (c)	954,007	765,712
Series 2007-QH9, Class A1, 6.10%, 11/25/2037 (c)	316,174	264,698
Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	232,539	184,938
Series 2007-QS1, Class 1A2, 1.02% (-1 x 1 mo. Term SOFR + 5.34%), 01/25/2037 (d)(f)	1,389,471	94,068
Series 2007-QS1, Class 1A5, 4.98% (1 mo. Term SOFR + 0.66%), 01/25/2037	2,808,056	2,077,215
Series 2007-QS1, Class 2A2, 4.79% (1 mo. Term SOFR + 0.47%), 01/25/2037	525,726	355,279
Series 2007-QS1, Class 2AP, 0.00%, 01/25/2037 (h)	732,886	302,100
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	15,004	12,492
Series 2007-QS3, Class A3, 6.25%, 02/25/2037	1,150,429	951,954
Series 2007-QS5, Class A1, 5.50%, 03/25/2037	800,963	657,689
Series 2007-QS7, Class 1A5, 4.83% (1 mo. Term SOFR + 0.51%), 05/25/2037	1,170,788	887,996
Series 2007-QS7, Class 1A7, 4.98% (1 mo. Term SOFR + 0.66%), 05/25/2037	466,249	357,408
Series 2007-QS7, Class 2A1, 6.75%, 06/25/2037	764,991	281,769
Series 2007-QS8, Class A1, 4.83% (1 mo. Term SOFR + 0.51%), 06/25/2037	6,682,140	4,856,299
Series 2007-QS8, Class A3, 5.03% (1 mo. Term SOFR + 0.71%), 06/25/2037	238,300	175,767
Series 2007-QS9, Class A33, 6.50%, 07/25/2037	2,820,059	2,324,154
RAMP Trust, Series 2003-RS9, Class MII2, 5.30% (1 mo. Term SOFR + 1.91%), 10/25/2033	405,915	387,961
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.50%, 11/25/2035 (a)(c)	424,171	355,116
Series 2008-B, Class A1, 6.00%, 06/25/2037 (a)	156,241	136,751
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2, 6.48%, 10/25/2035 (a)(c)	56,684	56,676
Series 2009-12, Class 9A2, 4.65%, 03/25/2036 (a)(c)	302,848	203,739
Series 2009-5, Class 13A3, 4.94% (1 mo. Term SOFR + 0.61%), 08/26/2037 (a)	1,057,275	457,140
Series 2009-7, Class 15A3, 4.84% (1 mo. Term SOFR + 0.51%), 01/26/2046 (a)(e)	4,380,143	1,160,738
Series 2010-2, Class 3A2, 4.25%, 12/26/2036 (a)(c)	218,655	208,742
Series 2010-9, Class 7A6, 6.00%, 05/26/2037 (a)(c)	1,005,773	429,651
Series 2013-4, Class 1A2, 5.94% (1 mo. Term SOFR + 1.61%), 12/26/2037 (a)	727,200	611,885
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 3.73% (1 mo. Term SOFR + 1.35%), 08/25/2033	223,853	202,662
Series 2003-4, Class A3, 5.67% (1 mo. Term SOFR + 1.35%), 03/25/2034	175,668	159,756
Series 2004-1, Class M4, 7.13% (1 mo. Term SOFR + 2.81%), 05/25/2034	239,243	174,132
Series 2004-2, Class M1, 6.41%, 07/25/2034 (b)	329,589	293,905
RESI Finance LP, Series 2003-D, Class B3, 5.73% (1 mo. Term SOFR + 1.41%), 12/10/2035 (a)(e)	20,157	8,587
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	77,161	74,528
Series 2004-A4, Class A13, 4.98% (1 mo. Term SOFR + 0.66%), 08/25/2034	466,701	418,147
Series 2005-A10, Class A4, 5.50%, 09/25/2035	325,927	148,467
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	6,581,165	2,235,305
Series 2005-A12, Class A6, 4.93% (1 mo. Term SOFR + 0.61%), 11/25/2035	902,088	435,306
Series 2005-A15, Class 2A12, 6.00%, 02/25/2036	739,283	280,572
Series 2005-A15, Class 4A1, 6.00%, 02/25/2036	2,285,957	634,821
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	732,666	243,719
Series 2005-A8CB, Class A1, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,159,052	554,340
Series 2005-A8CB, Class A13, 4.93% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,173,175	560,027
Series 2005-A9, Class A4, 5.50%, 07/25/2035	104,417	33,499
Series 2006-A10, Class A4, 6.50%, 09/25/2036	577,034	173,674
Series 2006-A10, Class A5, 6.50%, 09/25/2036	997,461	300,212
Series 2006-A10, Class A7, 6.50%, 09/25/2036	8,215,845	2,472,773
Series 2006-A14C, Class 2A4, 6.00%, 12/25/2036	4,023,123	1,108,790
Series 2006-A14C, Class 2A6, 4.88% (1 mo. Term SOFR + 0.56%), 12/25/2036	5,627,323	1,171,295
Series 2006-A15, Class A13, 6.25%, 01/25/2037	3,208,022	1,049,431
Series 2006-A2, Class A11, 6.00%, 01/25/2046	1,717,124	616,449
Series 2006-A2, Class A7, 6.00%, 01/25/2046	937,695	336,231
Series 2006-A6, Class 1A13, 6.00%, 07/25/2036	3,662,077	893,051
Series 2006-A7CB, Class 2A5, 4.68% (1 mo. Term SOFR + 0.36%), 07/25/2036	428,536	69,096
Series 2006-A8, Class 1A5, 6.25%, 08/25/2036	15,355	9,998
Series 2006-A8, Class 2A2, 6.75%, 08/25/2036	2,583,909	747,465
Series 2006-A8, Class 2A3, 6.00%, 08/25/2036	906,017	232,969
Series 2006-A8, Class 3A8, 5.18% (1 mo. Term SOFR + 0.86%), 08/25/2036	506,948	172,197
Series 2007-A1, Class A4, 0.72% (-1 x 1 mo. Term SOFR + 5.04%), 03/25/2037 (d)(f)	6,142,429	394,214
Series 2007-A1, Class A6, 2.62% (-1 x 1 mo. Term SOFR + 6.94%), 03/25/2037 (d)(f)	2,891,138	459,358
Series 2007-A1, Class A8, 6.00%, 03/25/2037	303,840	88,836
Series 2007-A2, Class 1A6, 6.00%, 04/25/2037	1,604,134	803,914
Series 2007-A3, Class 1A1, 4.88% (1 mo. Term SOFR + 0.56%), 04/25/2037	1,954,119	679,106
Series 2007-A3, Class 2A1, 4.74% (1 mo. Term SOFR + 0.42%), 04/25/2037	15,928,069	3,312,680
Series 2007-A5, Class 1A3, 4.81% (1 mo. Term SOFR + 0.49%), 05/25/2037	23,458,125	2,916,563
Series 2007-A6, Class 1A4, 6.00%, 06/25/2037	1,446,298	743,686
Series 2007-A7, Class A6, 6.00%, 07/25/2037	362,150	132,474
Series 2007-A8, Class 1A2, 6.00%, 08/25/2037	210,916	98,312
Series 2007-A8, Class 2A1, 6.25%, 08/25/2037	13,348,590	3,070,257
Resmae Mortgage Loan Trust
Series 2006-1, Class A2B, 4.73% (1 mo. Term SOFR + 0.41%), 02/25/2036 (a)	2,860,600	952,491
Series 2006-1, Class A2C, 4.83% (1 mo. Term SOFR + 0.51%), 02/25/2036 (a)	5,629,147	1,874,216
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.92%, 06/25/2035 (c)	421,230	398,780
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,333,224	1,080,741
Series 2006-S12, Class 3A7, 5.75%, 12/25/2036	101,021	86,002
Series 2006-S7, Class A9, 6.50%, 08/25/2036	264,028	223,926
Series 2007-S3, Class 1A5, 5.50%, 03/25/2037	285,567	198,755
Series 2007-S6, Class 1A16, 6.00%, 06/25/2037	17,556	13,897
Series 2007-S6, Class 2A4, 6.00%, 06/25/2037	1,134,020	878,872
Series 2007-SA1, Class 2A2, 4.90%, 02/25/2037 (c)	120,436	78,818
Series 2007-SA3, Class 2A1, 5.02%, 07/27/2037 (c)	1,187,890	864,286
Rithm Capital Corp., Series 2021-INV2, Class A7, 2.50%, 09/25/2051 (a)(c)	90,829	81,429
Saxon Asset Securities Trust, Series 2004-1, Class A, 1.54% (1 mo. Term SOFR + 0.65%), 03/25/2035	2,139,548	1,877,994
Securitized Asset Backed Receivables LLC
Series 2004-OP2, Class M2, 6.01% (1 mo. Term SOFR + 1.69%), 08/25/2034	461,158	448,668
Series 2005-EC1, Class M3, 5.44% (1 mo. Term SOFR + 1.12%), 01/25/2035	225,987	266,808
Series 2006-HE1, Class A2B, 4.61% (1 mo. Term SOFR + 0.29%), 07/25/2036	671,870	218,632
Security National Mortgage Loan Trust, Series 2006-3A, Class A3, 6.33%, 01/25/2037 (a)(c)	297,567	114,980
Sequoia Mortgage Trust
Series 10, Class 1A, 5.23% (1 mo. Term SOFR + 0.91%), 10/20/2027	32,378	31,579
Series 2003-3, Class A1, 5.09% (1 mo. Term SOFR + 0.77%), 07/20/2033	128,445	119,503
Series 2003-4, Class 2A1, 5.13% (1 mo. Term SOFR + 0.81%), 07/20/2033	3,506	3,483
Series 2004-5, Class A2, 4.95% (1 mo. Term SOFR + 0.63%), 06/20/2034	119,829	112,204
Series 2004-6, Class A2, 4.99% (1 mo. Term SOFR + 0.67%), 07/20/2034	14,295	14,204
Series 2007-3, Class 1A1, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2036	21,156	18,305
Series 2007-3, Class 2BA1, 4.63%, 07/20/2037 (c)	92	74
Series 2013-5, Class A1, 2.50%, 05/25/2043 (a)(c)	195,816	170,787
Series 2013-9, Class AP, 0.00%, 07/25/2043 (a)(h)	359,414	254,401
Series 2019-4, Class A1, 3.50%, 11/25/2049 (a)(c)	41,579	37,667
Series 9, Class 1A, 5.13% (1 mo. Term SOFR + 0.81%), 09/20/2032	61,916	59,358
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(c)	17,333	15,995
Series 2020-2, Class A2, 1.59%, 05/25/2065 (a)(c)	68,060	62,950
Soundview Home Equity Loan Trust
Series 2001-2, Class AF, 6.50%, 03/25/2030 (b)	110,067	106,353
Series 2006-3, Class A4, 4.93% (1 mo. Term SOFR + 0.61%), 11/25/2036	2,465,331	2,328,435
Series 2006-OPT3, Class 2A4, 4.93% (1 mo. Term SOFR + 0.61%), 06/25/2036	57,884	57,242
Series 2006-OPT5, Class 2A4, 4.91% (1 mo. Term SOFR + 0.59%), 07/25/2036	3,566,955	3,266,213
Series 2007-OPT2, Class 2A3, 4.61% (1 mo. Term SOFR + 0.29%), 07/25/2037	4,817,181	4,324,214
Series 2007-OPT4, Class 2A3, 5.53% (1 mo. Term SOFR + 1.21%), 09/25/2037	310,781	259,278
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 4.73% (1 mo. Term SOFR + 0.41%), 06/25/2037	79,169	46,354
Series 2006-BC4, Class A2B, 4.65% (1 mo. Term SOFR + 0.33%), 09/25/2037	1,660,175	563,154
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-14, Class 1A, 5.37%, 10/25/2034 (c)	118,151	112,286
Series 2004-17, Class A1, 4.21%, 11/25/2034 (c)	129,499	113,281
Series 2004-2, Class 4A1, 5.35%, 03/25/2034 (c)	131,498	125,410
Series 2004-7, Class A4, 5.23% (1 mo. Term SOFR + 0.91%), 06/25/2034	419,410	384,218
Series 2005-12, Class 2A1, 5.68%, 06/25/2035 (c)	201,272	150,174
Series 2005-18, Class 1A1, 4.61%, 09/25/2035 (c)	567,193	349,130
Series 2005-20, Class 1A1, 6.08%, 10/25/2035 (c)	480,183	444,909
Series 2005-21, Class 1A, 4.58%, 11/25/2035 (c)	339,111	219,560
Series 2005-8XS, Class M1, 5.08% (1 mo. Term SOFR + 0.76%), 04/25/2035	451,394	456,179
Series 2006-10, Class 2A1, 5.22%, 11/25/2036 (c)	388,096	294,611
Series 2006-11, Class 1A1, 4.75% (1 mo. Term SOFR + 0.43%), 12/25/2036	1,975,306	1,986,684
Series 2006-2, Class 5A1, 5.27%, 03/25/2036 (c)	837,407	674,530
Series 2006-4, Class 6A, 3.89%, 05/25/2036 (c)	3,882,933	2,211,835
Series 2006-8, Class 3A1, 4.58%, 09/25/2036 (c)	3,952,587	3,632,760
Series 2007-3, Class 2A1, 3.84%, 04/25/2047 (c)	204,747	190,097
Series 2007-5, Class 3A1, 4.77%, 06/25/2037 (c)	2,101,337	1,728,949
Series 2007-7, Class 1A1, 5.03% (1 mo. Term SOFR + 0.71%), 08/25/2037	816,704	781,845
Structured Asset Investment Loan Trust
Series 2004-5, Class M7, 7.43% (1 mo. Term SOFR + 3.11%), 05/25/2034	508,601	444,082
Series 2004-8, Class A2, 4.98% (1 mo. Term SOFR + 0.66%), 09/25/2034	1,041,622	1,005,752
Series 2005-11, Class A7, 5.15% (1 mo. Term SOFR + 0.83%), 01/25/2036	302,541	294,066
Series 2006-2, Class A4, 5.03% (1 mo. Term SOFR + 0.71%), 04/25/2036	440,708	209,187
Structured Asset Mortgage Investments Inc., Series 2006-AR5, Class 3A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2046	1,562,540	694,070
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class 1A1, 5.13% (1 mo. Term SOFR + 0.81%), 03/19/2034	122,545	115,473
Series 2004-AR1, Class 1A2, 5.13% (1 mo. Term SOFR + 0.81%), 03/19/2034	3,546	3,363
Series 2004-AR4, Class 3A1, 6.53%, 12/19/2034 (c)	177,002	176,566
Series 2004-AR5, Class 1A1, 5.09% (1 mo. Term SOFR + 0.77%), 10/19/2034	6,162	5,897
Series 2005-AR8, Class A2, 6.23% (MTA + 1.48%), 02/25/2036	805,496	685,938
Series 2006-AR1, Class 3A1, 4.89% (1 mo. Term SOFR + 0.57%), 02/25/2036	1,372,952	1,107,262
Series 2006-AR2, Class A1, 4.89% (1 mo. Term SOFR + 0.57%), 02/25/2036	49,663	46,088
Series 2006-AR3, Class 11A1, 4.85% (1 mo. Term SOFR + 0.53%), 04/25/2036	698,510	632,046
Series 2006-AR3, Class 12A1, 4.87% (1 mo. Term SOFR + 0.55%), 05/25/2036	536,281	438,534
Series 2006-AR3, Class 21A1, 4.83% (1 mo. Term SOFR + 0.51%), 02/25/2036	794,760	642,499
Series 2006-AR3, Class 22A1, 4.05%, 05/25/2036 (c)	284,959	117,044
Series 2006-AR5, Class 2A1, 4.85% (1 mo. Term SOFR + 0.53%), 05/25/2046	3,064,346	2,157,216
Series 2006-AR5, Class 4A1, 4.87% (1 mo. Term SOFR + 0.55%), 05/25/2046	309,833	108,007
Series 2006-AR6, Class 2A1, 4.81% (1 mo. Term SOFR + 0.49%), 07/25/2046	1,899,597	1,316,356
Series 2007-AR1, Class 1A1, 4.75% (1 mo. Term SOFR + 0.43%), 01/25/2037 (e)	280,114	236,276
Series 2007-AR1, Class 2A1, 4.79% (1 mo. Term SOFR + 0.47%), 01/25/2037	827,574	733,603
Series 2007-AR3, Class 2A1, 4.81% (1 mo. Term SOFR + 0.49%), 09/25/2047 (e)	173,315	149,484
Structured Asset Securities Corp.
Series 2003-22A, Class 3A, 6.12%, 06/25/2033 (c)	39,511	37,660
Series 2003-39EX, Class M3, 3.73%, 08/25/2033 (b)	15,468	14,640
Series 2004-6XS, Class M1, 5.67%, 03/25/2034 (b)	246,806	241,749
Series 2004-SC1, Class A, 7.30%, 12/25/2029 (a)(c)	1,036,195	856,610
Series 2006-S3, Class A1, 4.69% (1 mo. Term SOFR + 0.37%), 09/25/2036	955,121	248,497
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 5.88%, 04/25/2037 (c)	219,751	120,059
Series 2007-4, Class 2A1, 5.34%, 10/25/2037 (c)	111,680	84,688
SunTrust Alternative Loan Trust 2006-1F, Series 2006-1F, Class 2A, 6.50%, 04/25/2036	1,174,658	417,340
TBW Mortgage Backed Pass Through Certificates
Series 2006-1, Class 1A4, 5.50%, 04/25/2036	1,568,843	412,402
Series 2006-2, Class DX, 6.00%, 07/25/2036 (d)	624,562	65,041
Series 2006-3, Class 1A, 6.00%, 07/25/2036	626,955	236,885
Series 2006-3, Class 2A1, 6.50%, 07/25/2036	921,171	265,143
Series 2006-3, Class 4A3, 2.67% (-1 x 1 mo. Term SOFR + 6.99%), 07/25/2036 (d)(f)	11,067,275	490,740
Series 2006-5, Class A4, 6.70%, 11/25/2036 (b)	9,215,000	1,613,941
Series 2007-2, Class A6A, 6.51%, 07/25/2037 (b)	1,554,594	566,753
Terwin Mortgage Trust
Series 2004-19HE, Class A1, 5.17% (1 mo. Term SOFR + 0.85%), 10/25/2034 (a)	357,437	349,993
Series 2004-7HE, Class A1, 5.53% (1 mo. Term SOFR + 1.21%), 07/25/2034 (a)	716,922	694,409
Thornburg Mortgage Securities Trust
Series 2003-6, Class A1, 5.13% (1 mo. Term SOFR + 0.81%), 12/25/2033	40,625	39,527
Series 2004-4, Class 1A, 5.01% (1 mo. Term SOFR + 0.69%), 12/25/2044	137,400	126,259
Series 2005-1, Class A2, 4.96%, 04/25/2045 (c)	140,882	140,209
Series 2007-3, Class 2A1, 6.00% (12 mo. Term SOFR + 1.97%), 06/25/2047	96,329	93,817
TIAA Mortgage Loan Trust, Series 2018-3, Class A13, 4.00%, 11/25/2048 (a)(c)	92,325	87,554
Toorak Mortgage Corp., Series 2022-INV1, Class A1, 2.58%, 02/25/2057 (a)(c)	60,481	56,397
Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a)(c)	251,361	218,834
WaMu Mortgage Pass Through Certificates
Series 2002-AR17, Class 1B2, 5.60% (MTA + 1.20%), 11/25/2042	69,208	64,589
Series 2002-AR9, Class 1A, 5.80% (MTA + 1.40%), 08/25/2042	13,698	13,249
Series 2004-AR11, Class A, 6.92%, 10/25/2034 (c)	100,092	97,784
Series 2004-AR8, Class A1, 5.27% (1 mo. Term SOFR + 0.95%), 06/25/2044	222,665	220,824
Series 2004-AR9, Class B1, 5.90%, 08/25/2034 (c)	134,153	125,615
Series 2004-S1, Class 1A11, 5.50%, 03/25/2034	21,845	22,100
Series 2005-AR12, Class 1A4, 4.98%, 10/25/2035 (c)	26,135	23,848
Series 2005-AR12, Class 1A6, 4.98%, 10/25/2035 (c)	47,228	43,095
Series 2005-AR15, Class A1A1, 4.95% (1 mo. Term SOFR + 0.63%), 11/25/2045	595,174	571,685
Series 2005-AR17, Class A1A1, 4.97% (1 mo. Term SOFR + 0.65%), 12/25/2045	566,982	519,440
Series 2005-AR19, Class A1B2, 5.25% (1 mo. Term SOFR + 0.93%), 12/25/2045	63,660	64,302
Series 2005-AR4, Class A5, 4.38%, 04/25/2035 (c)	280,080	271,893
Series 2006-AR1, Class 1A1A, 5.47% (MTA + 1.07%), 01/25/2046	378,096	338,391
Series 2006-AR12, Class 2A3, 4.04%, 10/25/2036 (c)	333,499	304,192
Series 2006-AR14, Class 1A4, 4.18%, 11/25/2036 (c)	209,872	186,632
Series 2006-AR14, Class 2A3, 4.23%, 11/25/2036 (c)	672,127	593,180
Series 2006-AR18, Class 1A1, 3.77%, 01/25/2037 (c)	60,939	52,955
Series 2006-AR18, Class 3A3, 3.49%, 01/25/2037 (c)	139,344	115,819
Series 2006-AR2, Class 1A1, 4.59%, 03/25/2036 (c)	931,983	843,234
Series 2006-AR3, Class A1B, 5.40% (MTA + 1.00%), 02/25/2046	421,783	367,477
Series 2006-AR5, Class A12A, 5.38% (MTA + 0.98%), 06/25/2046	13,142	12,234
Series 2007-HY1, Class 1A1, 4.45%, 02/25/2037 (c)	255,879	228,184
Series 2007-HY5, Class 2A1, 3.41%, 05/25/2037 (c)	133,888	108,315
Series 2007-HY7, Class 4A1, 4.97%, 07/25/2037 (c)	66,909	60,699
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-10, Class 2A8, 6.00%, 11/25/2035	648,145	629,306
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	306,662	283,410
Series 2005-3, Class 1CB3, 4.88% (1 mo. Term SOFR + 0.56%), 05/25/2035	1,545,407	1,298,605
Series 2005-5, Class CB6, 5.03% (1 mo. Term SOFR + 0.71%), 07/25/2035	55,322	48,359
Series 2005-7, Class 2CB4, 5.50%, 08/25/2035	396,256	395,201
Series 2005-8, Class 3CB1, 6.00%, 10/25/2035	81,324	63,997
Series 2006-1, Class 2CB2, 7.00%, 02/25/2036	732,829	543,841
Series 2006-4, Class 3A5, 6.85%, 05/25/2036 (b)	539,272	474,345
Series 2006-5, Class 2CB2, 5.03% (1 mo. Term SOFR + 0.71%), 07/25/2036	440,553	281,752
Series 2006-5, Class 4A1, 6.00%, 06/25/2026 (e)	1,636,700	16
Series 2006-7, Class A3, 3.93%, 09/25/2036 (b)	2,370,703	621,016
Series 2006-8, Class A3A, 4.11%, 10/25/2036 (b)	328,987	139,569
Series 2006-AR3, Class A1A, 5.37% (MTA + 0.97%), 05/25/2046	45,660	39,850
Series 2007-2, Class 1A10, 2.25% (-1 x 1 mo. Term SOFR + 6.57%), 04/25/2037 (d)(f)	3,419,110	652,649
Series 2007-HY2, Class 1A1, 4.22%, 04/25/2037 (c)	8,022,542	4,205,704
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.50%, 03/25/2035	830,477	815,961
Series 2005-AR2, Class 2A3, 5.13% (1 mo. Term SOFR + 0.81%), 01/25/2045	41,942	41,945
Series 2006-4, Class 3A3, 6.47%, 05/25/2036 (b)	174,439	153,491
Series 2006-AR7, Class 3A, 5.45% (MTA + 1.05%), 07/25/2046	3,058,725	2,767,330
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-AR3, Class 2A2, 4.70%, 06/25/2033 (c)	97,366	84,045
Series 2004-RA2, Class CB1, 7.00%, 07/25/2033 (c)	18,648	15,475
Wells Fargo Alternative Loan Trust
Series 2005-1, Class 2A3, 5.50%, 02/25/2035	808,321	759,995
Series 2007-PA1, Class A8, 4.97% (1 mo. Term SOFR + 0.65%), 03/25/2037	716,458	575,977
Series 2007-PA2, Class 2A1, 4.86% (1 mo. Term SOFR + 0.54%), 06/25/2037	209,582	182,687
Series 2007-PA2, Class 2A2, 1.64% (-1 x 1 mo. Term SOFR + 5.96%), 06/25/2037 (d)(f)	2,709,048	278,070
Series 2007-PA3, Class 1A1, 5.75%, 07/25/2037	76,238	66,549
Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	177,518	154,959
Series 2007-PA3, Class 1A4, 5.75%, 07/25/2037	959,683	837,723
Series 2007-PA3, Class 2A1, 6.00%, 07/25/2037	1,773,361	1,601,097
Series 2007-PA4, Class 1A1, 7.95%, 07/25/2037 (c)	386,614	362,280
Series 2007-PA6, Class A1, 6.50%, 12/28/2037 (c)	342,897	312,718
Wells Fargo Home Equity Trust, Series 2004-1, Class 1A, 5.03% (1 mo. Term SOFR + 0.71%), 04/25/2034	101,491	100,563
Wells Fargo Mortgage Backed Securities Trust
Series 2006-7, Class 3A1, 6.00%, 06/25/2036 (e)	532,519	492,580
Series 2006-AR12, Class 2A1, 6.80%, 09/25/2036 (c)	92,457	88,900
Series 2006-AR14, Class 2A3, 7.38%, 10/25/2036 (c)	188,672	174,178
Series 2006-AR16, Class A1, 7.75%, 10/25/2036 (c)	210,929	199,278
Series 2006-AR5, Class 2A1, 6.68%, 04/25/2036 (c)	214,566	213,290
Series 2007-15, Class A1, 6.00%, 11/25/2037	384,725	374,877
Series 2007-AR3, Class A4, 6.36%, 04/25/2037 (c)	1,491,828	1,316,149
Series 2019-4, Class A17, 3.50%, 09/25/2049 (a)(c)	42,996	38,750
Yale Mortgage Loan Trust 2007-1, Series 2007-1, Class A, 4.83% (1 mo. Term SOFR + 0.51%), 06/25/2037 (a)	77,676	24,068
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (Cost $846,168,187)		710,150,477

AGENCY MORTGAGE-BACKED SECURITIES - 29.5%	Par	Value
Fannie Mae Grantor Trust
Series 2001-T13, Class A1, 4.92% (1 mo. Term SOFR + 0.27%), 03/25/2032	1,746,810	1,679,270
Series 2002-T16, Class A4, 5.54%, 05/25/2042 (c)	15,820	15,622
Series 2002-T4, Class A3, 7.50%, 12/25/2041	115,823	122,214
Fannie Mae Whole Loan
Series 1998-W2, Class A8, 6.50%, 06/25/2028	64,311	64,230
Series 2002-W8, Class A2, 7.00%, 06/25/2042	116,573	121,724
Series 2003-W1, Class 2A, 5.13%, 12/25/2042 (c)	12,761	12,783
Series 2003-W4, Class 3A, 4.58%, 10/25/2042 (c)	104,502	112,071
Series 2003-W4, Class 4A, 5.21%, 10/25/2042 (c)	74,913	76,720
Series 2004-W1, Class 3A, 5.16%, 01/25/2043 (c)	68,677	64,752
Series 2004-W14, Class 1AF, 4.82% (30 day avg SOFR US + 0.51%), 07/25/2044	1,484,219	1,402,346
Federal Home Loan Mortgage Corp.
Series 2380, Class CF, 5.02% (30 day avg SOFR US + 0.71%), 11/15/2031	63,005	62,784
Series 246, Class PO, Pool S0-4925, 0.00%, 05/15/2037 (h)	203,441	169,015
Series 2733, Class FB, 5.02% (30 day avg SOFR US + 0.71%), 10/15/2033	43,562	43,618
Series 277, Class F6, 4.87% (30 day avg SOFR US + 0.56%), 09/15/2042	972,929	959,512
Series 2770, Class LO, 0.00%, 03/15/2034 (h)	5,449	4,457
Series 2771, Class FM, 4.83% (30 day avg SOFR US + 0.51%), 03/15/2034	22,346	22,201
Series 2819, Class F, 4.82% (30 day avg SOFR US + 0.51%), 06/15/2034	31,686	31,596
Series 2916, Class AO, 0.00%, 01/15/2035 (h)	160,806	145,046
Series 3006, Class YF, 4.68% (30 day avg SOFR US + 0.37%), 07/15/2035	215,670	212,992
Series 3149, Class FH, 4.77% (30 day avg SOFR US + 0.46%), 05/15/2036	225,719	224,010
Series 3152, Class WF, 4.88% (30 day avg SOFR US + 0.57%), 02/15/2034	24,336	23,909
Series 3210, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 09/15/2036	298,952	296,071
Series 3231, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 10/15/2036	207,021	205,086
Series 3232, Class KF, 4.87% (30 day avg SOFR US + 0.56%), 10/15/2036	94,657	93,900
Series 3240, Class AF, 4.77% (30 day avg SOFR US + 0.46%), 11/15/2036	469,586	462,084
Series 3242, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 11/15/2036	154,426	152,863
Series 325, Class PO, 0.00%, 03/15/2044 (h)	647,376	487,779
Series 327, Class PO, 0.00%, 03/15/2044 (h)	1,376,483	1,054,582
Series 3281, Class AF, 4.74% (30 day avg SOFR US + 0.43%), 02/15/2037	219,997	217,168
Series 3284, Class LF, 4.73% (30 day avg SOFR US + 0.42%), 03/15/2037	267,017	263,591
Series 3311, Class FN, 4.72% (30 day avg SOFR US + 0.41%), 05/15/2037	277,944	274,179
Series 3317, Class F, 4.82% (30 day avg SOFR US + 0.51%), 07/15/2036	366,672	363,206
Series 3320, Class FC, 4.59% (30 day avg SOFR US + 0.28%), 05/15/2037	18,146	18,053
Series 3355, Class AF, 4.92% (30 day avg SOFR US + 0.61%), 08/15/2037	1,235,746	1,226,777
Series 3378, Class FA, 5.00% (30 day avg SOFR US + 0.69%), 06/15/2037	6,819	6,795
Series 3404, Class AF, 5.27% (30 day avg SOFR US + 0.97%), 01/15/2038	46,588	46,794
Series 3417, Class EO, 0.00%, 11/15/2036 (h)	106,255	85,293
Series 3423, Class PF, 5.12% (30 day avg SOFR US + 0.81%), 03/15/2038	14,107	14,114
Series 3501, Class FC, 5.57% (30 day avg SOFR US + 1.26%), 01/15/2039	700,018	710,446
Series 3567, Class F, 5.63% (30 day avg SOFR US + 1.36%), 02/15/2038	153,579	141,915
Series 3666, Class FC, 5.15% (30 day avg SOFR US + 0.84%), 05/15/2040	181,185	181,141
Series 3747, Class UF, 4.90% (30 day avg SOFR US + 0.59%), 10/15/2040	1,389,389	1,374,207
Series 3758, Class F, 4.89% (30 day avg SOFR US + 0.58%), 11/15/2040	973,395	964,007
Series 3772, Class ND, 4.50%, 11/15/2040	60,941	59,236
Series 3780, Class FM, 4.92% (30 day avg SOFR US + 0.61%), 12/15/2040	846,379	840,465
Series 3795, Class FA, 5.04% (30 day avg SOFR US + 0.73%), 01/15/2041	2,575,640	2,564,813
Series 3812, Class US, 0.46% (-2 x 30 day avg SOFR US + 9.07%), 02/15/2041 (f)	78,429	65,132
Series 3815, Class DS, 0.70% (-3 x 30 day avg SOFR US + 13.61%), 02/15/2041 (f)	254,451	238,587
Series 3822, Class FC, 4.83% (30 day avg SOFR US + 0.52%), 03/15/2041	482,358	477,619
Series 3835, Class FO, 0.00%, 04/15/2041 (h)	3,073,858	2,406,648
Series 3954, Class PF, 4.92% (30 day avg SOFR US + 0.61%), 07/15/2041	152,544	151,964
Series 3967, Class AL, 2.50%, 12/15/2041	145,765	131,563
Series 3997, Class FQ, 4.92% (30 day avg SOFR US + 0.61%), 02/15/2042	1,249,452	1,230,627
Series 4020, Class EF, 4.87% (30 day avg SOFR US + 0.56%), 02/15/2042	471,294	463,511
Series 4026, Class GA, 2.00%, 09/15/2041	282,556	266,652
Series 4032, Class WO, 0.00%, 04/15/2039 (h)	191,080	150,367
Series 4048, Class FB, 4.82% (30 day avg SOFR US + 0.51%), 10/15/2041	353,506	351,559
Series 406, Class F15, 5.76% (30 day avg SOFR US + 1.45%), 10/25/2053	2,255,844	2,271,757
Series 406, Class F44, 5.31% (30 day avg SOFR US + 1.00%), 10/25/2053	778,248	777,807
Series 4061, Class SL, 0.00% (-2 x 30 day avg SOFR US + 6.86%), 06/15/2042 (f)(j)	44,323	20,848
Series 4068, Class FA, 4.87% (30 day avg SOFR US + 0.56%), 06/15/2042	1,527,847	1,508,893
Series 4074, Class KF, 4.72% (30 day avg SOFR US + 0.41%), 02/15/2041	14,998	14,974
Series 4076, Class LF, 4.72% (30 day avg SOFR US + 0.41%), 07/15/2042	200,540	197,160
Series 4076, Class QB, 1.75%, 11/15/2041	40,027	39,365
Series 4087, Class FB, 4.89% (30 day avg SOFR US + 0.58%), 07/15/2042	83,408	82,433
Series 4094, Class CF, 4.92% (30 day avg SOFR US + 0.61%), 08/15/2042	332,091	327,905
Series 4103, Class FB, 4.87% (30 day avg SOFR US + 0.56%), 09/15/2042	1,557,647	1,535,636
Series 4108, Class FC, 4.82% (30 day avg SOFR US + 0.51%), 09/15/2042	2,392,106	2,355,245
Series 4111, Class AF, 4.82% (30 day avg SOFR US + 0.51%), 09/15/2042	1,852,105	1,822,254
Series 413, Class F26, 5.51% (30 day avg SOFR US + 1.20%), 05/25/2054	948,250	950,241
Series 413, Class F44, 5.26% (30 day avg SOFR US + 0.95%), 05/25/2054	608,242	606,804
Series 4171, Class NG, 2.00%, 06/15/2042	15,278	14,092
Series 4204, Class AB, 3.00%, 05/15/2043	58,125	45,335
Series 4316, Class JF, 4.82% (30 day avg SOFR US + 0.51%), 01/15/2044	442,982	437,431
Series 4347, Class EF, 4.92% (30 day avg SOFR US + 0.61%), 06/15/2054	4,722,468	4,654,194
Series 4351, Class PO, 0.00%, 06/15/2044 (h)	1,138,802	862,892
Series 4378, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 08/15/2044	3,021,118	2,962,028
Series 4385, Class FM, 4.82% (30 day avg SOFR US + 0.51%), 11/15/2043	2,618,010	2,578,781
Series 4400, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 02/15/2041	146,001	144,290
Series 4431, Class FT, 4.82% (30 day avg SOFR US + 0.51%), 01/15/2045	1,318,325	1,294,477
Series 4436, Class FC, 4.77% (30 day avg SOFR US + 0.46%), 02/15/2045	124,796	122,107
Series 4508, Class CF, 4.82% (30 day avg SOFR US + 0.51%), 09/15/2045	304,252	301,279
Series 4606, Class FB, 4.92% (30 day avg SOFR US + 0.61%), 08/15/2046	238,055	233,322
Series 4615, Class GT, 0.00% (-4 x 30 day avg SOFR US + 15.54%), 10/15/2042 (f)(j)	990,890	761,650
Series 4620, Class AF, 4.90% (30 day avg SOFR US + 0.55%), 11/15/2042	148,616	147,504
Series 4621, Class HK, 2.00%, 10/15/2046	140,532	115,863
Series 4628, Class KF, 4.92% (30 day avg SOFR US + 0.61%), 01/15/2055	435,226	426,363
Series 4631, Class FA, 4.92% (30 day avg SOFR US + 0.61%), 11/15/2046	435,153	426,303
Series 4663, Class PH, 2.50%, 03/15/2047	105,151	91,329
Series 4708, Class F, 4.72% (30 day avg SOFR US + 0.41%), 08/15/2047	528,990	515,334
Series 4710, Class TN, 3.00%, 08/15/2047	656,031	582,070
Series 4774, Class BF, 4.72% (30 day avg SOFR US + 0.41%), 02/15/2048	1,200,867	1,158,855
Series 4775, Class MP, 3.00%, 02/15/2048	321,446	275,339
Series 4790, Class F, 4.61% (30 day avg SOFR US + 0.30%), 10/15/2043	945,130	926,321
Series 4792, Class KO, 0.00%, 07/15/2043 (h)	1,014,879	565,784
Series 4793, Class CB, 3.00%, 05/15/2048 (e)	34,608	29,471
Series 4804, Class MF, 4.77% (30 day avg SOFR US + 0.46%), 06/15/2048	3,678,901	3,556,401
Series 4821, Class FA, 4.72% (30 day avg SOFR US + 0.41%), 07/15/2048	256,281	246,876
Series 4839, Class WO, 0.00%, 08/15/2056 (h)	14,616,634	9,541,708
Series 4844, Class F, 4.82% (30 day avg SOFR US + 0.51%), 11/15/2048	1,410,095	1,364,395
Series 4851, Class PO, 0.00%, 08/15/2057 (h)	6,177,937	3,961,697
Series 4867, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 03/15/2049	183,773	181,926
Series 4875, Class F, 4.87% (30 day avg SOFR US + 0.56%), 04/15/2049	1,722,789	1,673,102
Series 4882, Class F, 4.87% (30 day avg SOFR US + 0.56%), 05/15/2049	2,120,399	2,054,768
Series 4882, Class FA, 4.87% (30 day avg SOFR US + 0.56%), 05/15/2049	2,643,754	2,567,638
Series 4911, Class FB, 4.87% (30 day avg SOFR US + 0.56%), 09/25/2049	1,135,228	1,115,136
Series 4912, Class PA, 2.00%, 06/25/2049	159,825	132,730
Series 4913, Class UF, 4.87% (30 day avg SOFR US + 0.56%), 03/15/2049	1,433,663	1,387,184
Series 4918, Class F, 4.87% (30 day avg SOFR US + 0.56%), 10/25/2049	6,088,604	5,916,100
Series 4921, Class NB, 1.75%, 08/25/2049	228,616	188,417
Series 4929, Class FB, 4.87% (30 day avg SOFR US + 0.56%), 09/25/2049	530,927	513,302
Series 4930, Class FG, 4.87% (30 day avg SOFR US + 0.56%), 11/25/2049	546,820	528,798
Series 4930, Class FJ, 4.87% (30 day avg SOFR US + 0.56%), 11/25/2049	534,156	516,576
Series 4936, Class DE, 2.50%, 12/25/2049	1,963,527	1,654,199
Series 4939, Class CF, 4.92% (30 day avg SOFR US + 0.61%), 12/25/2049	1,552,195	1,520,370
Series 4942, Class OQ, 0.00%, 04/15/2053 (h)	1,862,113	1,534,513
Series 4943, Class JP, 2.50%, 09/25/2049	312,278	273,151
Series 4960, Class PD, 2.00%, 10/25/2049	201,360	169,223
Series 4981, Class GF, 4.82% (30 day avg SOFR US + 0.51%), 06/25/2050	1,939,831	1,889,106
Series 4981, Class JF, 4.82% (30 day avg SOFR US + 0.51%), 06/25/2050	2,309,577	2,236,710
Series 4982, Class F, 4.87% (30 day avg SOFR US + 0.56%), 06/25/2050	2,159,862	2,093,384
Series 4993, Class KF, 4.87% (30 day avg SOFR US + 0.56%), 07/25/2050	2,566,742	2,465,363
Series 4993, Class UG, 1.50%, 07/25/2050	89,569	50,446
Series 5003, Class PA, 1.50%, 08/25/2050	1,582,960	1,218,301
Series 5004, Class FM, 4.77% (30 day avg SOFR US + 0.46%), 08/25/2050	448,440	427,382
Series 5019, Class PC, 1.00%, 10/25/2050	4,371,606	3,263,156
Series 5019, Class PL, 1.00%, 10/25/2050	2,649,450	1,977,664
Series 5020, Class HA, 1.00%, 08/25/2050	737,803	562,913
Series 5031, Class FA, 4.60% (30 day avg SOFR US + 0.30%), 08/15/2043	2,014,710	1,959,200
Series 5034, Class KL, 1.25%, 11/25/2050	847,015	622,012
Series 5035, Class HM, 1.00%, 10/25/2050	353,997	171,891
Series 5037, Class QC, 2.00%, 11/25/2050	72,872	47,824
Series 5038, Class JP, 0.75%, 10/25/2050	9,956,528	7,092,183
Series 5038, Class PJ, 0.75%, 10/25/2050	551,666	392,423
Series 5053, Class KC, 1.00%, 12/25/2050	2,180,543	1,536,197
Series 5056, Class P, 0.75%, 12/25/2050	16,538,714	12,460,626
Series 5058, Class LW, 1.25%, 01/25/2051	96,630	45,221
Series 5058, Class PM, 0.75%, 12/25/2050	1,825,071	1,320,619
Series 5060, Class DP, 1.00%, 11/25/2050	3,046,654	2,266,295
Series 5060, Class EP, 1.00%, 12/25/2050	2,710,620	2,016,713
Series 5062, Class PA, 1.25%, 01/25/2051	1,513,820	1,133,812
Series 5068, Class AB, 1.00%, 11/25/2050	985,472	746,651
Series 5068, Class GE, 1.00%, 11/25/2050	345,285	275,447
Series 5070, Class EP, 1.00%, 09/25/2050	3,218,406	2,432,758
Series 5071, Class ET, 1.00%, 02/25/2051	88,782	63,477
Series 5071, Class GP, 2.00%, 02/25/2051	353,161	296,921
Series 5078, Class GJ, 0.75%, 02/25/2051	532,320	389,496
Series 5081, Class DC, 1.00%, 03/25/2051	1,061,707	763,919
Series 5085, Class LC, 0.75%, 03/25/2051	207,110	145,796
Series 5087, Class PD, 0.75%, 03/25/2051	1,252,544	910,551
Series 5092, Class AS, 2.00%, 04/25/2051	86,528	41,475
Series 5099, Class GE, 1.75%, 09/25/2050	8,525,113	6,749,495
Series 5101, Class CE, 1.00%, 02/25/2051	1,196,361	866,796
Series 5119, Class AB, 1.50%, 08/25/2049	388,864	309,293
Series 5131, Class TG, 1.00%, 04/25/2049	83,521	68,740
Series 5132, Class PA, 1.00%, 08/25/2051	1,181,720	954,849
Series 5139, Class DM, 1.25%, 02/25/2051	745,407	616,293
Series 5151, Class GC, 1.50%, 10/25/2051	83,631	32,916
Series 5151, Class LT, 1.50%, 04/25/2051	1,510,168	1,231,799
Series 5151, Class WN, 2.00%, 10/25/2050	128,231	98,309
Series 5153, Class PA, 1.00%, 10/25/2051	524,776	427,561
Series 5181, Class EA, 1.88%, 05/25/2050	11,526,787	9,329,982
Series 5315, Class OQ, 0.00%, 01/25/2055 (h)	385,167	315,039
Series 5328, Class JY, 0.25%, 09/25/2050	668,757	453,600
Series 5338, Class FH, 4.72% (30 day avg SOFR US + 0.41%), 04/15/2045	549,042	538,049
Series 5449, Class FM, 5.56% (30 day avg SOFR US + 1.25%), 08/25/2054	576,392	577,107
Series 5458, Class DF, 5.41% (30 day avg SOFR US + 1.10%), 10/25/2054	614,600	610,059
Series 5460, Class FN, 5.41% (30 day avg SOFR US + 1.10%), 10/25/2054	892,789	886,372
Series 5468, Class MF, 5.61% (30 day avg SOFR US + 1.30%), 11/25/2054	669,089	669,178
Series 5473, Class FA, 5.41% (30 day avg SOFR US + 1.10%), 11/25/2054	442,672	440,123
Series 5498, Class FC, 5.46% (30 day avg SOFR US + 1.15%), 01/25/2055	561,289	561,775
Series 5511, Class QF, 5.66% (30 day avg SOFR US + 1.35%), 03/25/2055	1,073,220	1,075,412
Series T-42, Class A5, 7.50%, 02/25/2042	120,087	127,955
Series T-76, Class 2A, 2.34%, 10/25/2037 (c)	295,616	267,103
Federal National Mortgage Association
Series 2002-26, Class A3, 5.24%, 06/25/2041 (c)	553,857	553,462
Series 2002-8, Class FE, 5.17% (30 day avg SOFR US + 0.86%), 03/25/2032	31,522	31,641
Series 2002-9, Class FB, 5.17% (30 day avg SOFR US + 0.86%), 03/25/2032	32,147	31,547
Series 2003-25, Class KP, 5.00%, 04/25/2033	5,291	5,272
Series 2004-25, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 04/25/2034	17,880	17,802
Series 2004-51, Class XO, 0.00%, 07/25/2034 (h)	289,087	253,612
Series 2005-66, Class FD, 4.72% (30 day avg SOFR US + 0.41%), 07/25/2035	81,544	80,652
Series 2005-82, Class FY, 4.69% (30 day avg SOFR US + 0.38%), 09/25/2035	253,058	250,812
Series 2006-101, Class FD, 4.72% (30 day avg SOFR US + 0.41%), 07/25/2036	39,225	38,688
Series 2006-115, Class AF, 4.66% (30 day avg SOFR US + 0.35%), 12/25/2036	62,778	61,756
Series 2006-118, Class A1, 4.50% (30 day avg SOFR US + 0.17%), 12/25/2036	1,235,821	1,208,628
Series 2006-20, Class GF, 4.77% (30 day avg SOFR US + 0.46%), 04/25/2036	99,442	98,420
Series 2006-23, Class BD, 1.00%, 04/25/2036	325,698	285,220
Series 2006-42, Class CF, 4.87% (30 day avg SOFR US + 0.56%), 06/25/2036	71,558	71,101
Series 2006-72, Class TE, 4.72% (30 day avg SOFR US + 0.41%), 08/25/2036	64,476	63,796
Series 2006-90, Class BO, 0.00%, 09/25/2036 (h)	426,122	372,824
Series 2006-94, Class GF, 4.77% (30 day avg SOFR US + 0.46%), 10/25/2026	82,066	82,058
Series 2007-100, Class KF, 4.97% (30 day avg SOFR US + 0.66%), 10/25/2037	696,979	692,920
Series 2007-100, Class TF, 4.97% (30 day avg SOFR US + 0.66%), 10/25/2037	1,674,012	1,664,786
Series 2007-106, Class FM, 4.96% (30 day avg SOFR US + 0.65%), 11/25/2037	647,763	643,925
Series 2007-109, Class NF, 4.97% (30 day avg SOFR US + 0.66%), 12/25/2037	244,747	243,316
Series 2007-117, Class MF, 5.12% (30 day avg SOFR US + 0.81%), 01/25/2038	85,414	84,923
Series 2007-43, Class EB, 4.65% (30 day avg SOFR US + 0.34%), 05/25/2037	331,286	324,471
Series 2007-65, Class KF, 4.80% (30 day avg SOFR US + 0.49%), 07/25/2037	25,121	24,828
Series 2007-91, Class JF, 5.02% (30 day avg SOFR US + 0.71%), 10/25/2037	195,931	195,151
Series 2007-95, Class A2, 5.13% (30 day avg SOFR US + 0.36%), 08/27/2036	2,320,501	2,335,704
Series 2007-96, Class AF, 5.14% (30 day avg SOFR US + 0.83%), 06/25/2037	93,510	93,518
Series 2009-106, Class FA, 5.17% (30 day avg SOFR US + 0.86%), 01/25/2040	375,559	376,308
Series 2009-110, Class FG, 5.17% (30 day avg SOFR US + 0.86%), 01/25/2040	443,468	444,248
Series 2010-61, Class PO, 0.00%, 03/25/2040 (h)	115,578	92,661
Series 2010-68, Class FA, 5.42% (30 day avg SOFR US + 1.11%), 07/25/2040	262,708	264,329
Series 2010-76, Class FD, 4.92% (30 day avg SOFR US + 0.61%), 07/25/2040	1,867,243	1,854,327
Series 2010-95, Class FB, 4.82% (30 day avg SOFR US + 0.51%), 09/25/2040	1,364,162	1,354,666
Series 2011-118, Class CF, 4.92% (30 day avg SOFR US + 0.61%), 10/25/2039	34,643	34,504
Series 2011-126, Class WA, 2.50%, 12/25/2041	170,012	141,495
Series 2011-130, Class KO, 0.00%, 12/25/2041 (h)	110,669	87,600
Series 2011-40, Class SB, 0.00% (-3 x 30 day avg SOFR US + 9.91%), 11/25/2040 (f)(j)	42,394	31,662
Series 2011-51, Class FM, 5.07% (30 day avg SOFR US + 0.76%), 06/25/2041	757,509	754,518
Series 2011-55, Class FH, 4.86% (30 day avg SOFR US + 0.55%), 06/25/2041	797,656	790,117
Series 2011-57, Class FE, 4.87% (30 day avg SOFR US + 0.56%), 07/25/2041	2,926,715	2,899,066
Series 2011-57, Class FT, 4.87% (30 day avg SOFR US + 0.56%), 07/25/2041	2,200,929	2,180,129
Series 2011-59, Class FA, 5.02% (30 day avg SOFR US + 0.71%), 07/25/2041	449,791	447,723
Series 2011-63, Class FA, 5.00% (30 day avg SOFR US + 0.69%), 07/25/2041	483,039	480,499
Series 2011-71, Class FA, 5.04% (30 day avg SOFR US + 0.73%), 12/25/2036	155,808	155,416
Series 2011-86, Class NF, 4.97% (30 day avg SOFR US + 0.66%), 09/25/2041	174,218	173,442
Series 2011-96, Class PF, 4.92% (30 day avg SOFR US + 0.61%), 10/25/2041	1,331,953	1,317,561
Series 2012-103, Class NF, 4.82% (30 day avg SOFR US + 0.51%), 09/25/2042	787,082	775,221
Series 2012-120, Class QB, 2.50%, 08/25/2042	50,000	41,071
Series 2012-128, Class HS, 0.00% (-2 x 30 day avg SOFR US + 5.83%), 11/25/2042 (f)(j)	148,366	103,633
Series 2012-146, Class QA, 1.00%, 01/25/2043	64,871	55,533
Series 2012-15, Class KB, 3.50%, 03/25/2042	70,000	63,148
Series 2012-39, Class FK, 4.92% (30 day avg SOFR US + 0.61%), 04/25/2042	514,746	509,429
Series 2012-40, Class LX, 0.00% (-2 x 30 day avg SOFR US + 6.69%), 04/25/2042 (f)(j)	203,214	124,580
Series 2012-6, Class F, 4.92% (30 day avg SOFR US + 0.61%), 02/25/2042	682,015	675,195
Series 2012-65, Class FB, 4.94% (30 day avg SOFR US + 0.63%), 06/25/2042	204,159	202,153
Series 2012-66, Class FB, 4.87% (30 day avg SOFR US + 0.56%), 06/25/2042	1,470,453	1,444,067
Series 2012-67, Class GF, 4.87% (30 day avg SOFR US + 0.56%), 07/25/2042	1,749,970	1,728,355
Series 2012-70, Class FA, 4.87% (30 day avg SOFR US + 0.56%), 07/25/2042	684,543	676,211
Series 2012-71, Class FL, 4.92% (30 day avg SOFR US + 0.61%), 07/25/2042	149,188	147,532
Series 2012-72, Class FQ, 4.92% (30 day avg SOFR US + 0.61%), 07/25/2042	266,880	262,232
Series 2012-79, Class FM, 4.87% (30 day avg SOFR US + 0.56%), 07/25/2042	79,093	78,087
Series 2012-80, Class FM, 4.92% (30 day avg SOFR US + 0.61%), 08/25/2042	5,415,794	5,357,533
Series 2012-80, Class NA, 2.75%, 06/25/2042	183,685	168,288
Series 2012-84, Class FJ, 4.77% (30 day avg SOFR US + 0.46%), 01/25/2042	396,381	392,961
Series 2012-90, Class ZJ, 1.50%, 03/25/2042	925,608	843,796
Series 2012-93, Class FC, 4.82% (30 day avg SOFR US + 0.51%), 09/25/2042	1,621,608	1,588,495
Series 2013-31, Class PY, 2.50%, 02/25/2043	96,155	81,075
Series 2013-34, Class PF, 4.77% (30 day avg SOFR US + 0.46%), 08/25/2042	174,048	172,740
Series 2013-50, Class US, 0.00% (-1 x 30 day avg SOFR US + 3.89%), 05/25/2043 (f)(j)	639,553	324,399
Series 2013-57, Class FN, 4.77% (30 day avg SOFR US + 0.46%), 06/25/2043	1,084,468	1,066,692
Series 2013-58, Class FY, 4.67% (30 day avg SOFR US + 0.36%), 02/25/2043	884,861	867,894
Series 2013-68, Class NA, 1.00%, 03/25/2042	174,392	148,674
Series 2013-83, Class US, 0.58% (-1 x 30 day avg SOFR US + 4.89%), 08/25/2043 (f)	160,197	110,149
Series 2013-97, Class JF, 4.77% (30 day avg SOFR US + 0.46%), 04/25/2038	362,985	359,611
Series 2013-98, Class PO, 0.00%, 09/25/2043 (h)	1,680,623	1,289,770
Series 2014-17, Class PF, 4.82% (30 day avg SOFR US + 0.51%), 04/25/2044	1,479,762	1,456,192
Series 2014-61, Class PO, 0.00%, 05/25/2043 (h)	1,156,889	601,172
Series 2014-63, Class FL, 4.82% (30 day avg SOFR US + 0.51%), 10/25/2044	1,170,234	1,153,081
Series 2014-73, Class FA, 4.77% (30 day avg SOFR US + 0.46%), 11/25/2044	3,891,938	3,823,829
Series 2015-27, Class HA, 3.00%, 03/25/2044	21,509	20,903
Series 2015-32, Class FA, 4.72% (30 day avg SOFR US + 0.41%), 05/25/2045	208,641	203,726
Series 2015-48, Class FB, 4.72% (30 day avg SOFR US + 0.41%), 07/25/2045	251,258	245,457
Series 2015-73, Class ES, 0.00% (-2 x 30 day avg SOFR US + 9.07%), 10/25/2045 (f)(j)	198,408	124,505
Series 2016-106, Class EF, 4.92% (30 day avg SOFR US + 0.61%), 01/25/2047	5,371,829	5,256,381
Series 2016-50, Class PC, 2.00%, 08/25/2046	618,253	507,226
Series 2016-60, Class UF, 4.82% (30 day avg SOFR US + 0.51%), 09/25/2046	355,144	352,208
Series 2017-39, Class FT, 4.82% (30 day avg SOFR US + 0.51%), 05/25/2047	2,041,705	1,988,930
Series 2017-51, Class FC, 4.77% (30 day avg SOFR US + 0.46%), 07/25/2047	1,226,316	1,196,541
Series 2018-11, Class KA, 3.00%, 03/25/2048	993,502	879,581
Series 2018-16, Class FN, 4.67% (30 day avg SOFR US + 0.36%), 03/25/2048	318,659	305,940
Series 2018-21, Class PO, 0.00%, 04/25/2048 (h)	526,777	377,699
Series 2018-22, Class FJ, 4.72% (30 day avg SOFR US + 0.41%), 04/25/2048	194,086	186,798
Series 2018-32, Class FC, 4.72% (30 day avg SOFR US + 0.41%), 05/25/2048	2,459,360	2,366,874
Series 2018-35, Class FA, 4.72% (30 day avg SOFR US + 0.41%), 05/25/2048	1,909,200	1,837,789
Series 2018-39, Class FG, 4.67% (30 day avg SOFR US + 0.36%), 11/25/2033	746,619	737,877
Series 2018-4, Class FM, 4.72% (30 day avg SOFR US + 0.41%), 02/25/2048	832,194	801,156
Series 2018-45, Class FT, 4.72% (30 day avg SOFR US + 0.41%), 06/25/2048	807,880	779,109
Series 2018-50, Class BA, 3.00%, 07/25/2048	89,477	79,545
Series 2018-76, Class FN, 4.77% (30 day avg SOFR US + 0.46%), 10/25/2048	3,655,727	3,530,310
Series 2018-94, Class FA, 4.82% (30 day avg SOFR US + 0.51%), 01/25/2049	597,784	579,116
Series 2019-1, Class NF, 4.87% (30 day avg SOFR US + 0.56%), 02/25/2049	2,119,898	2,060,683
Series 2019-12, Class FB, 4.87% (30 day avg SOFR US + 0.56%), 04/25/2049	229,933	223,249
Series 2019-17, Class JF, 4.82% (30 day avg SOFR US + 0.51%), 04/25/2049	5,488,635	5,398,748
Series 2019-20, Class ND, 2.50%, 05/25/2049	238,800	199,506
Series 2019-20, Class NE, 2.75%, 05/25/2049	304,470	266,904
Series 2019-24, Class NJ, 2.50%, 05/25/2049	1,100,925	951,567
Series 2019-25, Class PD, 2.50%, 05/25/2048	142,790	128,642
Series 2019-33, Class FB, 4.87% (30 day avg SOFR US + 0.56%), 07/25/2049	144,057	139,888
Series 2019-34, Class KP, 2.50%, 07/25/2049	60,645	51,087
Series 2019-43, Class FC, 4.82% (30 day avg SOFR US + 0.51%), 08/25/2049	244,960	240,726
Series 2019-46, Class FG, 4.82% (30 day avg SOFR US + 0.51%), 08/25/2049	233,575	230,734
Series 2019-48, Class ML, 3.00%, 09/25/2049	75,990	51,748
Series 2019-57, Class FG, 4.87% (30 day avg SOFR US + 0.56%), 10/25/2049	5,434,879	5,324,900
Series 2019-62, Class FA, 4.92% (30 day avg SOFR US + 0.61%), 11/25/2059	954,077	941,448
Series 2019-68, Class FD, 4.92% (30 day avg SOFR US + 0.61%), 11/25/2049	2,618,533	2,536,250
Series 2019-68, Class KP, 2.50%, 11/25/2049 (e)	255,421	201,910
Series 2019-69, Class FA, 4.92% (30 day avg SOFR US + 0.61%), 12/25/2049	667,654	652,180
Series 2019-8, Class FA, 4.87% (30 day avg SOFR US + 0.56%), 03/25/2049	746,418	736,887
Series 2019-81, Class FJ, 4.92% (30 day avg SOFR US + 0.61%), 01/25/2050	2,184,264	2,120,805
Series 2020-48, Class DA, 2.00%, 07/25/2050	640,585	539,043
Series 2020-49, Class GA, 1.50%, 02/25/2049	353,844	289,329
Series 2020-70, Class JC, 1.25%, 10/25/2050	6,516,776	4,831,378
Series 2020-71, Class KU, 1.00%, 10/25/2050	95,471	51,659
Series 2020-75, Class ND, 1.25%, 10/25/2050	2,032,141	1,453,751
Series 2020-75, Class PB, 1.00%, 11/25/2050	3,454,949	2,712,220
Series 2020-78, Class CA, 2.00%, 10/25/2044	29,829	27,273
Series 2020-80, Class JF, 4.61% (30 day avg SOFR US + 0.30%), 11/25/2050	1,445,569	1,367,063
Series 2020-80, Class MA, 1.00%, 11/25/2050	3,253,703	2,334,051
Series 2020-81, Class PB, 1.00%, 03/25/2050	2,142,406	1,662,089
Series 2020-81, Class PC, 1.25%, 03/25/2050	1,428,271	1,127,991
Series 2020-92, Class PH, 1.00%, 02/25/2050	3,252,621	2,424,491
Series 2020-96, Class NW, 1.00%, 01/25/2051	500,117	371,977
Series 2021-15, Class HD, 1.00%, 04/25/2051	1,941,147	1,436,368
Series 2021-15, Class HN, 1.00%, 04/25/2051	363,965	267,881
Series 2021-2, Class HB, 1.00%, 02/25/2051	675,078	504,120
Series 2021-56, Class HE, 1.25%, 09/25/2051	473,717	402,615
Series 2021-58, Class KC, 1.50%, 04/25/2051	3,465,848	2,939,176
Series 2021-58, Class LD, 1.50%, 03/25/2051	1,476,171	1,257,003
Series 2021-65, Class GA, 2.00%, 07/25/2049	72,524	60,089
Series 2021-66, Class HB, 2.00%, 10/25/2051	93,732	83,540
Series 2021-69, Class LK, 1.50%, 05/25/2051	1,413,532	1,180,493
Series 2021-72, Class JC, 1.25%, 05/25/2051	766,410	649,494
Series 2021-75, Class PB, 1.50%, 11/25/2051	1,489,210	1,264,856
Series 2021-87, Class NC, 1.50%, 11/25/2051	1,519,848	1,246,968
Series 2021-87, Class QA, 2.00%, 12/25/2051	49,322	30,359
Series 2021-87, Class QC, 2.00%, 12/25/2051	315,286	189,690
Series 2021-87, Class WM, 2.00%, 12/25/2051	61,000	35,830
Series 2021-93, Class CG, 2.00%, 03/25/2047	2,249,066	1,938,080
Series 2021-94, Class KU, 2.00%, 12/25/2051	97,534	56,674
Series 2022-17, Class YE, 3.50%, 04/25/2052	69,000	61,830
Series 2022-66, Class CA, 4.50%, 10/25/2052	31,935	28,439
Series 2023-36, Class AO, 0.00%, 08/25/2050 (h)	241,454	173,705
Series 2023-38, Class FD, 5.19% (30 day avg SOFR US + 0.86%), 10/25/2039	1,370,237	1,358,489
Series 2023-53, Class FH, 6.11% (30 day avg SOFR US + 1.80%), 11/25/2053	2,817,905	2,878,804
Series 2023-56, Class FA, 5.71% (30 day avg SOFR US + 1.40%), 11/25/2053	567,261	569,074
Series 2024-103, Class FE, 5.61% (30 day avg SOFR US + 1.30%), 01/25/2055	347,207	347,264
Series 2024-15, Class FD, 5.66% (30 day avg SOFR US + 1.35%), 04/25/2054	367,090	367,872
Series 2024-77, Class FG, 5.41% (30 day avg SOFR US + 1.10%), 11/25/2054	3,147,342	3,125,762
Series 2024-84, Class FD, 5.46% (30 day avg SOFR US + 1.15%), 11/25/2054	272,874	273,117
Series 2024-96, Class FB, 5.71% (30 day avg SOFR US + 1.40%), 12/25/2054	10,344,915	10,350,227
Series 2025-5, Class FA, 5.51% (30 day avg SOFR US + 1.20%), 02/25/2055	458,872	459,656
Series 399, Class 1, 0.00%, 11/25/2039 (h)	1,399,520	1,139,773
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	20,714	18,207
Government National Mortgage Association
Series 2004-63, Class FL, 4.78% (1 mo. Term SOFR + 0.46%), 08/16/2034	35,258	35,000
Series 2007-17, Class CF, 4.68% (1 mo. Term SOFR + 0.36%), 04/16/2037	144,653	143,754
Series 2007-26, Class FD, 4.63% (1 mo. Term SOFR + 0.31%), 05/16/2037	1,737,485	1,712,823
Series 2009-14, Class FA, 5.35% (1 mo. Term SOFR + 1.03%), 03/20/2039	771,895	774,774
Series 2009-40, Class PO, 0.00%, 06/20/2039 (h)	457,768	363,418
Series 2009-83, Class TF, 5.33% (1 mo. Term SOFR + 1.01%), 08/20/2039	794,368	798,970
Series 2010-147, Class PG, 3.50%, 05/20/2040	26,158	25,884
Series 2010-42, Class OP, 0.00%, 04/20/2040 (h)	1,088,475	882,059
Series 2011-135, Class FN, 4.83% (1 mo. Term SOFR + 0.51%), 10/16/2041	237,614	234,853
Series 2011-151, Class DL, 3.00%, 06/16/2041	78,500	72,227
Series 2011-151, Class FD, 4.83% (1 mo. Term SOFR + 0.51%), 06/16/2041	1,747,569	1,728,741
Series 2011-151, Class FJ, 4.78% (1 mo. Term SOFR + 0.46%), 11/20/2041	418,182	412,858
Series 2011-151, Class GF, 4.83% (1 mo. Term SOFR + 0.51%), 11/20/2041	1,334,582	1,319,169
Series 2011-69, Class FB, 5.08% (1 mo. Term SOFR + 0.76%), 05/20/2041	1,521,025	1,494,971
Series 2011-75, Class PO, 0.00%, 05/20/2041 (h)	171,962	150,911
Series 2011-83, Class F, 4.81% (1 mo. Term SOFR + 0.49%), 06/20/2041	1,021,225	1,009,793
Series 2012-106, Class QD, 1.50%, 07/20/2042	58,858	52,155
Series 2012-21, Class QF, 4.78% (1 mo. Term SOFR + 0.46%), 02/20/2042	886,171	877,811
Series 2012-40, Class PW, 4.00%, 01/20/2042	128,822	126,385
Series 2012-84, Class QD, 2.00%, 07/16/2042	45,290	39,275
Series 2012-96, Class FQ, 4.83% (1 mo. Term SOFR + 0.51%), 08/20/2042	535,434	534,807
Series 2013-131, Class PF, 4.78% (1 mo. Term SOFR + 0.46%), 09/16/2043	426,140	420,640
Series 2013-64, Class NF, 4.68% (1 mo. Term SOFR + 0.36%), 04/20/2043	300,305	296,949
Series 2013-72, Class DA, 2.04%, 11/16/2047	130,000	93,824
Series 2014-2, Class BK, 0.00%, 04/16/2040 (h)	195,219	153,828
Series 2014-21, Class DA, 2.00%, 04/16/2026	719	718
Series 2014-94, Class CA, 1.75%, 01/20/2044	48,952	42,971
Series 2015-126, Class GS, 0.00% (-2 x 1 mo. Term SOFR + 9.07%), 09/20/2045 (f)(j)	357,665	226,562
Series 2015-159, Class DW, 0.00% (-3 x 1 mo. Term SOFR + 7.79%), 08/20/2045 (f)(j)	80,670	51,321
Series 2015-53, Class KC, 3.00%, 04/16/2045	58,514	43,765
Series 2015-77, Class DG, 2.50%, 05/20/2045	75,595	68,061
Series 2016-49, Class MF, 4.93% (1 mo. Term SOFR + 0.61%), 04/20/2046	1,409,977	1,399,275
Series 2017-180, Class GF, 4.74% (1 mo. Term SOFR + 0.41%), 12/20/2047	321,814	310,943
Series 2017-39, Class BD, 2.50%, 06/20/2045	133,999	130,062
Series 2018-138, Class FB, 4.73% (1 mo. Term SOFR + 0.41%), 10/20/2048	2,392,552	2,314,242
Series 2018-14, Class FB, 4.68% (1 mo. Term SOFR + 0.36%), 01/20/2048	2,868,041	2,808,963
Series 2018-168, Class KF, 4.78% (1 mo. Term SOFR + 0.46%), 12/20/2048	3,031,838	2,944,771
Series 2018-77, Class FA, 4.73% (1 mo. Term SOFR + 0.41%), 06/20/2048	826,383	802,425
Series 2019-23, Class FT, 4.88% (1 mo. Term SOFR + 0.56%), 02/20/2049	1,545,040	1,506,872
Series 2019-23, Class NE, 3.50%, 11/20/2048	554,733	520,385
Series 2019-33, Class F, 4.88% (1 mo. Term SOFR + 0.56%), 03/20/2049	337,988	329,974
Series 2019-42, Class FG, 4.83% (1 mo. Term SOFR + 0.51%), 09/20/2039	9,298,175	9,227,882
Series 2019-43, Class CF, 4.88% (1 mo. Term SOFR + 0.56%), 04/20/2049	11,428,799	11,128,465
Series 2019-43, Class FB, 4.88% (1 mo. Term SOFR + 0.56%), 04/20/2049	7,704,720	7,512,862
Series 2019-43, Class SQ, 1.62% (-1 x 1 mo. Term SOFR + 5.94%), 04/20/2049 (d)(f)	2,189,840	182,612
Series 2019-44, Class FM, 4.88% (1 mo. Term SOFR + 0.56%), 04/20/2049	2,970,830	2,894,198
Series 2019-5, Class BO, 0.00%, 12/20/2039 (h)	126,610	96,951
Series 2019-78, Class FB, 4.83% (1 mo. Term SOFR + 0.51%), 06/20/2049	4,706,502	4,619,039
Series 2019-86, Class FE, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2049	1,903,575	1,873,125
Series 2019-89, Class FH, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2049	6,917,449	6,719,996
Series 2019-90, Class AF, 4.83% (1 mo. Term SOFR + 0.51%), 07/20/2049	396,684	384,893
Series 2019-90, Class BF, 4.78% (1 mo. Term SOFR + 0.46%), 07/20/2049	405,172	392,249
Series 2019-98, Class KF, 4.88% (1 mo. Term SOFR + 0.56%), 08/20/2049	2,938,087	2,853,672
Series 2020-134, Class AP, 1.00%, 09/20/2050	2,351,838	1,916,535
Series 2020-134, Class AQ, 1.00%, 09/20/2050	2,939,797	2,395,669
Series 2020-134, Class XJ, 1.00%, 09/20/2050	199,999	86,635
Series 2020-149, Class BP, 1.00%, 10/20/2050	2,126,977	1,625,431
Series 2020-149, Class JT, 1.00%, 10/20/2050	3,352,014	2,672,414
Series 2020-149, Class UY, 2.00%, 10/20/2050	151,103	84,995
Series 2020-160, Class KQ, 1.50%, 10/20/2050	240,369	147,200
Series 2020-165, Class UC, 1.25%, 11/20/2050	634,799	474,712
Series 2020-183, Class HX, 1.00%, 12/20/2049	48,000	23,879
Series 2020-191, Class PC, 1.00%, 12/20/2050	3,639,169	2,927,727
Series 2020-30, Class FE, 4.88% (1 mo. Term SOFR + 0.56%), 03/20/2050	3,313,435	3,240,724
Series 2020-62, Class KF, 4.78% (1 mo. Term SOFR + 0.46%), 05/20/2050	12,821,878	12,368,881
Series 2021-139, Class QO, 0.00%, 09/20/2049 (h)	881,942	383,918
Series 2021-160, Class MA, 1.00%, 01/20/2050	422,848	329,668
Series 2021-66, Class DU, 2.00%, 04/20/2051	40,732	23,751
Series 2021-98, Class IY, 3.00%, 06/20/2051 (d)	128,411	17,197
Series 2022-154, Class FC, 4.85% (30 day avg SOFR US + 0.55%), 09/20/2052	2,604,043	2,528,391
Series 2022-24, Class UA, 2.50%, 02/20/2052	76,892	56,261
Series 2023-101, Class KO, 0.00%, 01/20/2051 (h)	902,196	597,792
Series 2023-117, Class FA, 5.55% (30 day avg SOFR US + 1.25%), 08/20/2053	543,349	544,253
Series 2023-134, Class F, 5.30% (30 day avg SOFR US + 1.00%), 08/20/2053	212,907	212,031
Series 2024-144, Class FD, 5.45% (30 day avg SOFR US + 1.15%), 09/20/2054	398,949	398,562
Series 2024-19, Class JF, 5.35% (30 day avg SOFR US + 1.05%), 02/20/2054	511,080	510,313
Series 2024-30, Class CF, 5.55% (30 day avg SOFR US + 1.25%), 02/20/2054	500,240	501,606
Series 2024-51, Class FL, 5.20% (30 day avg SOFR US + 0.90%), 03/20/2054	117,693	117,119
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $432,892,931)		435,331,351

U.S. TREASURY SECURITIES - 9.9%	Par	Value
STRIPS
0.00%, 05/15/2044 (j)	20,000,000	7,773,430
0.00%, 11/15/2044 (j)	10,000,000	3,792,282
United States Treasury Floating Rate Note
4.41% (3 Month US Treasury Money Market Yield + 0.13%), 07/31/2025	16,000,000	15,998,569
4.45% (3 Month US Treasury Money Market Yield + 0.17%), 10/31/2025	15,000,000	15,005,229
4.53% (3 Month US Treasury Money Market Yield + 0.25%), 01/31/2026	10,000,000	10,010,969
4.43% (3 Month US Treasury Money Market Yield + 0.15%), 04/30/2026	23,000,000	23,012,117
4.46% (3 Month US Treasury Money Market Yield + 0.18%), 07/31/2026	11,000,000	11,010,192
4.49% (3 Month US Treasury Money Market Yield + 0.21%), 10/31/2026	15,000,000	15,016,733
4.38% (3 Month US Treasury Money Market Yield + 0.10%), 01/31/2027	25,000,000	24,990,240
4.44% (3 Month US Treasury Money Market Yield + 0.16%), 04/30/2027	20,000,000	19,998,223
TOTAL U.S. TREASURY SECURITIES (Cost $146,168,831)		146,607,984

CORPORATE BONDS - 0.4%	Par	Value
Finance and Insurance - 0.4%
Athene Global Funding, 5.38% (SOFR + 0.95%), 03/06/2028 (a)	5,000,000	4,997,600
TOTAL CORPORATE BONDS (Cost $4,998,200)		4,997,600

MORTGAGE SECURED NOTES - 0.0%(k)	Par	Value
Korth Direct Mortgage, Inc., Series 2021 B, 12.50%, 01/25/2027 (a)(e)	800,000	0
TOTAL MORTGAGE SECURED NOTES (Cost $800,000)		0

SHORT-TERM INVESTMENTS - 11.2%		Value
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.23%(l)	5,650,183	5,650,183

U.S. Treasury Bills - 10.8%	Par
4.23%, 07/03/2025 (m)	4,000,000	3,999,067
4.23%, 07/15/2025 (m)	19,000,000	18,969,191
4.24%, 07/29/2025 (m)	2,500,000	2,491,918
4.23%, 07/31/2025 (m)	15,000,000	14,948,078
4.33%, 08/07/2025 (m)	5,000,000	4,978,124
4.26%, 08/28/2025 (m)	24,000,000	23,832,322
4.29%, 09/04/2025 (m)	10,000,000	9,923,128
4.19%, 09/18/2025 (m)	25,000,000	24,768,473
4.26%, 10/02/2025 (m)	10,000,000	9,890,996
4.25%, 10/21/2025 (m)	6,000,000	5,921,600
4.25%, 11/28/2025 (m)	10,000,000	9,828,005
4.22%, 12/18/2025 (m)	30,000,000	29,416,333
		158,967,235
TOTAL SHORT-TERM INVESTMENTS (Cost $164,626,095)		164,617,418

TOTAL INVESTMENTS - 99.1% (Cost $1,595,654,244)		1,461,704,830
Other Assets in Excess of Liabilities - 0.9%		13,723,873
TOTAL NET ASSETS - 100.0%		$1,475,428,703
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PO Principal Only
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $126,345,965 or 8.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $19,157,225 or 1.3% of net assets as of June 30, 2025.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2025.

(h)	Principal only security.
(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)	Zero coupon bonds make no periodic interest payments.
(k)	Represents less than 0.05% of net assets.
(l)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(m)	The rate shown is the annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Regan Total Return Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Non-Agency Mortgage-Backed Securities	–	691,224,633	18,925,844	710,150,477
Agency Mortgage-Backed Securities	–	435,099,970	231,381	435,331,351
U.S. Treasury Securities	–	146,607,984	–	146,607,984
Corporate Bonds	–	4,997,600	–	4,997,600
Mortgage Secured Notes	–	–	0	0
Money Market Funds	5,650,183	–	–	5,650,183
U.S. Treasury Bills	–	158,967,235	–	158,967,235
Total Investments	5,650,183	1,436,897,422	19,157,225	1,461,704,830

Refer to the Schedule of Investments for further disaggregation of investment categories.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Non-Agency Mortgage- Backed Securities (1)	Mortgage Secured Note	Agency Mortgage-Backed Securities
Balance at September 30, 2024	$11,545,939	$120,000	$619,135
Purchased	14,090,414	-	233,640
Accrued discounts/premiums	923,783	-	912
Sale/paydown proceeds	(1,788,828)	-	(2,828)
Realized gain (loss)	218,705	-	566
Change in unrealized appreciation (depreciation)	(891,598)	(120,000)	(909)
Transfers to/from Level 3 (2)	(5,172,571)	-	(619,135)
Balance at June 30, 2025	$18,925,844	$-	$231,381

(1) Security classifications were updated.  Any securities previously classified as Asset Backed Securities and Non-Agency Mortgage Backed Securities are now included in Non-Agency Mortgage-Backed Securities.
(2) Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period.  The Advisor believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at June 30, 2025 was $(84,371).